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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	May 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary - 15.9%
Auto Components - 0.5%
Tower International, Inc.	600	$13,920

Distributors - 0.1%
Weyco Group, Inc.	100	2,733

Diversified Consumer Services - 2.0%
American Public Education, Inc. (a)	900	19,800
Ascent Capital Group, Inc. - Class A (a)	400	5,508
Career Education Corporation (a)	1,500	14,160
K12, Inc. (a)	900	16,947
		56,415
Hotels, Restaurants & Leisure - 2.0%
Century Casinos, Inc. (a)	200	1,562
Del Taco Restaurants, Inc. (a)	200	2,566
Golden Entertainment, Inc.	400	6,644
Monarch Casino & Resort, Inc. (a)	700	21,105
Potbelly Corporation (a)	300	3,450
RCI Hospitality Holdings, Inc.	200	4,162
Scientific Games Corporation - Class A (a)	300	6,960
Speedway Motorsports, Inc.	500	8,610
		55,059
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	300	8,910
CSS Industries, Inc.	400	10,636
Flexsteel Industries, Inc.	300	15,195
Green Brick Partners, Inc. (a)	300	2,970
Hooker Furniture Corporation	200	8,580
		46,291
Internet & Direct Marketing Retail - 0.2%
FTD Companies, Inc. (a)	256	4,434

Media - 4.0%
E.W. Scripps Company (The) - Class A (a)	200	3,436
Lee Enterprises, Inc. (a)	1,300	2,665
MSG Networks, Inc. - Class A (a)	2,600	54,730

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Consumer Discretionary - 15.9% (Continued)
Media - 4.0% (Continued)
TEGNA, Inc.	900	$21,366
Time, Inc.	1,500	18,750
tronc, Inc. (a)	800	8,976
		109,923
Multiline Retail - 0.6%
Dillard's, Inc. - Class A	300	15,444

Specialty Retail - 4.1%
Aaron's, Inc.	800	29,216
Barnes & Noble, Inc.	2,700	18,090
GameStop Corporation - Class A	400	8,856
Haverty Furniture Companies, Inc.	600	14,370
Kirkland's, Inc. (a)	400	3,620
Staples, Inc.	700	6,356
Tilly's, Inc. - Class A	2,605	27,483
Zumiez, Inc. (a)	300	4,275
		112,266
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corporation (a)	100	6,936
Fossil Group, Inc. (a)	1,200	12,924
		19,860
Consumer Staples - 5.4%
Food & Staples Retailing - 2.3%
Natural Grocers by Vitamin Cottage, Inc. (a)	1,591	15,767
SpartanNash Company	1,000	29,800
SUPERVALU, Inc. (a)	3,300	12,705
Village Super Market, Inc. - Class A	200	4,976
		63,248
Food Products - 1.4%
Darling Ingredients, Inc. (a)	300	4,701
John B. Sanfilippo & Son, Inc.	50	3,238
Omega Protein Corporation	1,100	19,195
Seaboard Corporation	3	12,149
		39,283
Household Products - 0.9%
Energizer Holdings, Inc.	400	21,440

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Consumer Staples - 5.4% (Continued)
Household Products - 0.9% (Continued)
Oil-Dri Corporation of America	50	$1,723
		23,163
Tobacco - 0.8%
Universal Corporation	348	23,107

Energy - 4.7%
Energy Equipment & Services - 1.4%
Archrock, Inc.	464	4,872
Gulf Island Fabrication, Inc.	300	2,775
Natural Gas Services Group, Inc. (a)	200	5,240
RigNet, Inc. (a)	838	14,036
Smart Sand, Inc. (a)	500	4,870
Unit Corporation (a)	384	6,847
		38,640
Oil, Gas & Consumable Fuels - 3.3%
Chesapeake Energy Corporation (a)	734	3,714
Eclipse Resources Corporation (a)	6,000	13,440
Midstates Petroleum Company, Inc. (a)	300	5,148
Pacific Ethanol, Inc. (a)	700	4,130
Renewable Energy Group, Inc. (a)	446	5,040
REX American Resources Corporation (a)	300	28,536
Sanchez Energy Corporation (a)	300	1,797
W&T Offshore, Inc. (a)	8,804	17,960
Western Refining, Inc.	200	7,240
Westmoreland Coal Company (a)	582	3,824
		90,829
Financials - 18.4%
Banks - 16.0%
Associated Banc-Corp	200	4,770
BancorpSouth, Inc.	500	14,350
Bank of Hawaii Corporation	40	3,109
BankUnited, Inc.	100	3,316
Banner Corporation	50	2,684
Cathay General Bancorp	300	10,650
Citigroup, Inc.	150	9,081
Columbia Banking System, Inc.	300	11,013

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Financials - 18.4% (Continued)
Banks - 16.0% (Continued)
Community Bank System, Inc.	50	$2,688
CVB Financial Corporation	400	8,120
East West Bancorp, Inc.	50	2,736
First BanCorp (a)	900	4,671
First Citizens BancShares, Inc. - Class A	10	3,314
First Horizon National Corporation	900	15,246
First Interstate BancSystem, Inc. - Class A	50	1,745
First Midwest Bancorp, Inc.	200	4,432
FNB Corporation	300	3,960
Fulton Financial Corporation	600	10,500
Glacier Bancorp, Inc.	200	6,452
Great Western Bancorp, Inc.	250	9,465
Hancock Holding Company	250	11,550
Hilltop Holdings, Inc.	500	12,495
Hope Bancorp, Inc.	700	12,187
Huntington Bancshares, Inc.	504	6,320
IBERIABANK Corporation	250	19,300
International Bancshares Corporation	300	9,945
Investors Bancorp, Inc.	1,100	14,553
LegacyTexas Financial Group, Inc.	200	7,044
MB Financial, Inc.	400	16,472
Old National Bancorp	500	7,900
PacWest Bancorp	150	7,000
Pinnacle Financial Partners, Inc.	50	3,008
Popular, Inc.	200	7,440
PrivateBancorp, Inc.	250	14,898
Prosperity Bancshares, Inc.	250	15,660
Renasant Corporation	50	1,998
South State Corporation	40	3,324
Sterling Bancorp	900	19,305
TCF Financial Corporation	800	12,048
Texas Capital Bancshares, Inc. (a)	250	18,350
Tompkins Financial Corporation	20	1,516
TowneBank	100	2,900
UMB Financial Corporation	190	13,306
Umpqua Holdings Corporation	1,000	16,945
United Bankshares, Inc.	400	15,300

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Financials - 18.4% (Continued)
Banks - 16.0% (Continued)
Valley National Bancorp	400	$4,512
Webster Financial Corporation	350	17,052
Wintrust Financial Corporation	200	13,752
		438,382
Capital Markets - 0.4%
Interactive Brokers Group, Inc. - Class A	100	3,488
Stifel Financial Corporation (a)	150	6,395
		9,883
Insurance - 1.0%
American Equity Investment Life Holding Company	300	7,518
CNO Financial Group, Inc.	700	14,343
Genworth Financial, Inc. - Class A (a)	700	2,562
Kemper Corporation	50	1,907
		26,330
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Altisource Residential Corporation	100	1,374
Ladder Capital Corporation	700	9,849
MFA Financial, Inc.	500	4,160
New Residential Investment Corporation	300	4,827
		20,210
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	500	8,030

Health Care - 7.5%
Biotechnology - 2.0%
Acorda Therapeutics, Inc. (a)	1,700	23,460
AMAG Pharmaceuticals, Inc. (a)	400	6,920
Array BioPharma, Inc. (a)	1,300	9,854
Exelixis, Inc. (a)	100	1,871
Spectrum Pharmaceuticals, Inc. (a)	800	4,528
Versartis, Inc. (a)	500	7,675
		54,308
Health Care Equipment & Supplies - 3.9%
AngioDynamics, Inc. (a)	2,300	34,684
CONMED Corporation	300	15,231
Halyard Health, Inc. (a)	750	26,955

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Health Care Equipment & Supplies - 3.9% (Continued)
Invacare Corporation	1,200	$16,980
Lantheus Holdings, Inc. (a)	800	13,280
		107,130
Health Care Providers & Services - 0.5%
Magellan Health, Inc. (a)	100	6,875
National HealthCare Corporation	50	3,425
Tivity Health, Inc. (a)	100	3,395
		13,695
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	1,400	15,974
Quality Systems, Inc. (a)	600	9,216
		25,190
Pharmaceuticals - 0.2%
Prestige Brands Holdings, Inc. (a)	100	5,038

Industrials - 15.7%
Aerospace & Defense - 5.6%
AAR Corporation	100	3,494
Moog, Inc. - Class A (a)	550	38,522
National Presto Industries, Inc.	340	36,193
Triumph Group, Inc.	1,300	42,380
Vectrus, Inc. (a)	1,100	32,450
		153,039
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corporation	150	5,565

Building Products - 0.4%
Ply Gem Holdings, Inc. (a)	656	10,726

Commercial Services & Supplies - 2.1%
ARC Document Solutions, Inc. (a)	4,080	13,505
Ennis, Inc.	2,400	38,520
Quad/Graphics, Inc.	100	2,227
West Corporation	100	2,317
		56,569

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Construction & Engineering - 0.8%
Aegion Corporation (a)	600	$11,874
Goldfield Corporation (The) (a)	612	2,693
Tutor Perini Corporation (a)	300	7,785
		22,352
Electrical Equipment - 0.1%
Atkore International Group, Inc. (a)	100	2,086

Machinery - 4.5%
Chart Industries, Inc. (a)	100	3,435
Columbus McKinnon Corporation	200	5,588
Commercial Vehicle Group, Inc. (a)	2,600	21,008
Federal Signal Corporation	100	1,568
Gencor Industries, Inc. (a)	650	10,530
Harsco Corporation (a)	1,400	20,860
Meritor, Inc. (a)	300	4,671
Navistar International Corporation (a)	800	20,696
SPX Corporation (a)	1,100	26,499
Wabash National Corporation	500	9,995
		124,850
Professional Services - 0.5%
Heidrick & Struggles International, Inc.	300	6,465
TrueBlue, Inc. (a)	300	8,055
		14,520
Road & Rail - 1.2%
Covenant Transportation Group, Inc. - Class A (a)	500	9,210
Hertz Global Holdings, Inc. (a)	200	2,042
YRC Worldwide, Inc. (a)	2,402	22,074
		33,326
Trading Companies & Distributors - 0.3%
Titan Machinery, Inc. (a)	300	5,055
Veritiv Corporation (a)	50	2,210
		7,265
Information Technology - 14.4%
Communications Equipment - 1.1%
Bel Fuse, Inc. - Class B	900	21,600

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Communications Equipment - 1.1% (Continued)
Digi International, Inc. (a)	746	$7,124
		28,724
Electronic Equipment, Instruments & Components - 1.9%
Control4 Corporation (a)	600	11,910
Insight Enterprises, Inc. (a)	300	12,462
Knowles Corporation (a)	1,000	17,130
PC Connection, Inc.	100	2,608
TTM Technologies, Inc. (a)	400	6,496
		50,606
Internet Software & Services - 0.4%
Autobytel, Inc. (a)	476	5,993
Limelight Networks, Inc. (a)	1,893	5,584
		11,577
IT Services - 2.1%
Everi Holdings, Inc. (a)	3,500	23,415
NeuStar, Inc. - Class A (a)	400	13,260
Unisys Corporation (a)	1,700	20,060
		56,735
Semiconductors & Semiconductor Equipment - 5.7%
Alpha & Omega Semiconductor Ltd. (a)	600	11,172
Cohu, Inc.	2,300	42,159
IXYS Corporation	2,300	33,925
Photronics, Inc. (a)	1,100	11,055
Rudolph Technologies, Inc. (a)	600	14,340
Teradyne, Inc.	700	24,885
Xcerra Corporation (a)	2,000	19,420
		156,956
Software - 2.4%
Jive Software, Inc. (a)	1,956	10,318
Progress Software Corporation	800	23,360
QAD, Inc. - Class A	723	23,534
TiVo Solutions, Inc.	500	8,900
		66,112
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology, Inc. (a)	4,400	22,924

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Materials - 9.3%
Chemicals - 3.9%
Cabot Corporation	400	$20,892
FutureFuel Corporation	200	2,708
Huntsman Corporation	100	2,390
KMG Chemicals, Inc.	50	2,796
Koppers Holdings, Inc. (a)	100	3,605
Kronos Worldwide, Inc.	400	7,336
OMNOVA Solutions, Inc. (a)	1,430	12,370
Rayonier Advanced Materials, Inc.	619	10,764
Stepan Company	400	33,848
Tredegar Corporation	600	9,480
		106,189
Construction Materials - 1.2%
United States Lime & Minerals, Inc.	420	32,936

Containers & Packaging - 2.7%
Greif, Inc. - Class A	650	38,643
UFP Technologies, Inc. (a)	1,300	35,555
		74,198
Metals & Mining - 1.5%
AK Steel Holding Corporation (a)	4,300	26,230
Cliffs Natural Resources, Inc. (a)	275	1,620
Olympic Steel, Inc.	700	11,529
SunCoke Energy, Inc. (a)	300	2,622
		42,001
Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
LaSalle Hotel Properties	200	5,690
Lexington Realty Trust	300	2,883
Rayonier, Inc.	200	5,618
RLJ Lodging Trust	200	4,070
Sunstone Hotel Investors, Inc.	300	4,683
Uniti Group, Inc.	200	5,002
		27,946

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	700	$17,465

Wireless Telecommunication Services - 1.7%
Telephone and Data Systems, Inc.	1,000	28,530
United States Cellular Corporation (a)	450	17,982
		46,512

Total Common Stocks (Cost $2,232,115)		$2,593,990

RIGHTS - 0.0%	Shares	Value
Consumer Discretionary - 0.0%
Media - 0.0%
Media General, Inc. – CVR (b) (Cost $0)	100	$0

Total Investments at Value - 94.7% (Cost $2,232,115)		$2,593,990

Other Assets in Excess of Liabilities - 5.3%		144,082

Net Assets - 100.0%		$2,738,072

(a)	Non-income producing security.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2017, representing 0.0% of net assets (Note 1).

CVR – Contingent Value Right.

See accompanying notes to Schedules of Investments.

  ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Consumer Discretionary - 16.3%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	1,650	$24,932
Cooper-Standard Holdings, Inc. (a)	40	4,320
Stoneridge, Inc. (a)	300	4,638
		33,890
Automobiles - 0.6%
Winnebago Industries, Inc.	658	16,121

Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	500	11,000
Ascent Capital Group, Inc. - Class A (a)	100	1,377
Career Education Corporation (a)	300	2,832
K12, Inc. (a)	100	1,883
		17,092
Hotels, Restaurants & Leisure - 6.0%
Bloomin' Brands, Inc.	1,200	24,036
Bojangles', Inc. (a)	1,000	17,500
Century Casinos, Inc. (a)	300	2,343
Eldorado Resorts, Inc. (a)	957	19,858
Nathan's Famous, Inc. (a)	58	3,648
Potbelly Corporation (a)	2,741	31,521
RCI Hospitality Holdings, Inc.	300	6,243
Scientific Games Corporation - Class A (a)	2,100	48,720
		153,869
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	200	5,940
Hooker Furniture Corporation	200	8,580
		14,520
Internet & Direct Marketing Retail - 1.7%
Groupon, Inc. (a)	2,400	7,224
Nutrisystem, Inc.	700	36,435
Overstock.com, Inc. (a)	100	1,405
		45,064
Leisure Products - 0.1%
Nautilus, Inc. (a)	100	1,815

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Consumer Discretionary - 16.3% (Continued)
Media - 2.0%
DISH Network Corporation - Class A (a)	50	$3,188
Lee Enterprises, Inc. (a)	3,200	6,560
MSG Networks, Inc. - Class A (a)	1,300	27,365
TEGNA, Inc.	200	4,748
tronc, Inc. (a)	980	10,996
		52,857
Multiline Retail - 1.4%
Big Lots, Inc.	750	36,622

Specialty Retail - 1.8%
Buckle, Inc. (The)	200	3,400
Chico's FAS, Inc.	2,575	24,360
Francesca's Holdings Corporation (a)	200	2,532
Haverty Furniture Companies, Inc.	500	11,975
Kirkland's, Inc. (a)	100	905
Select Comfort Corporation (a)	100	2,880
		46,052
Textiles, Apparel & Luxury Goods - 0.1%
Vera Bradley, Inc. (a)	300	2,823

Consumer Staples - 2.3%
Beverages - 0.8%
Cott Corporation	300	3,957
Dr Pepper Snapple Group, Inc.	180	16,706
		20,663
Food & Staples Retailing - 0.2%
Chefs' Warehouse, Inc. (The) (a)	100	1,515
SpartanNash Company	100	2,980
		4,495
Food Products - 0.2%
Conagra Brands, Inc.	50	1,927
Omega Protein Corporation	100	1,745
		3,672
Household Products - 0.8%
Energizer Holdings, Inc.	50	2,680

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Consumer Staples - 2.3% (Continued)
Household Products - 0.8% (Continued)
HRG Group, Inc. (a)	1,000	$18,970
		21,650
Personal Products - 0.3%
Medifast, Inc.	200	8,322

Energy - 1.1%
Energy Equipment & Services - 0.2%
Gulf Island Fabrication, Inc.	300	2,775
RigNet, Inc. (a)	100	1,675
		4,450
Oil, Gas & Consumable Fuels - 0.9%
Carrizo Oil & Gas, Inc. (a)	100	2,194
Eclipse Resources Corporation (a)	3,100	6,944
Midstates Petroleum Company, Inc. (a)	500	8,580
W&T Offshore, Inc. (a)	2,900	5,916
		23,634
Financials - 0.4%
Capital Markets - 0.1%
Charles Schwab Corporation (The)	100	3,875

Consumer Finance - 0.3%
LendingClub Corporation (a)	1,300	7,150

Health Care - 21.4%
Biotechnology - 7.1%
AbbVie, Inc.	270	17,825
Arena Pharmaceuticals, Inc. (a)	11,200	14,560
Biogen, Inc. (a)	20	4,955
BioSpecifics Technologies Corporation (a)	50	2,592
Celgene Corporation (a)	80	9,153
Cytokinetics, Inc. (a)	200	2,710
Exelixis, Inc. (a)	600	11,226
FibroGen, Inc. (a)	200	5,260
Genomic Health, Inc. (a)	400	12,704
Halozyme Therapeutics, Inc. (a)	1,400	16,520
ImmunoGen, Inc. (a)	500	2,305

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Health Care - 21.4% (Continued)
Biotechnology - 7.1% (Continued)
Ironwood Pharmaceuticals, Inc. (a)	1,800	$31,878
Myriad Genetics, Inc. (a)	900	18,315
NewLink Genetics Corporation (a)	100	1,276
Progenics Pharmaceuticals, Inc. (a)	1,100	7,007
SciClone Pharmaceuticals, Inc. (a)	100	950
Seattle Genetics, Inc. (a)	110	7,038
TESARO, Inc. (a)	40	5,972
Versartis, Inc. (a)	300	4,605
Vertex Pharmaceuticals, Inc. (a)	40	4,944
		181,795
Health Care Equipment & Supplies - 3.9%
Accuray, Inc. (a)	624	2,558
AngioDynamics, Inc. (a)	600	9,048
Hill-Rom Holdings, Inc.	400	30,944
Hologic, Inc. (a)	350	15,158
Insulet Corporation (a)	50	2,099
Lantheus Holdings, Inc. (a)	623	10,342
Natus Medical, Inc. (a)	500	16,950
Quidel Corporation (a)	500	12,410
		99,509
Health Care Providers & Services - 2.2%
American Renal Associates Holdings, Inc. (a)	200	3,240
Civitas Solutions, Inc. (a)	100	1,575
HMS Holdings Corporation (a)	800	14,576
Magellan Health, Inc. (a)	370	25,438
National Research Corporation - Class A	300	7,200
RadNet, Inc. (a)	700	5,040
		57,069
Health Care Technology - 2.2%
HealthStream, Inc. (a)	600	16,722
Quality Systems, Inc. (a)	2,600	39,936
		56,658
Life Sciences Tools & Services - 2.4%
Bruker Corporation	1,000	27,210
Charles River Laboratories International, Inc. (a)	80	7,364
Medpace Holdings, Inc. (a)	582	16,191

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Health Care - 21.4% (Continued)
Life Sciences Tools & Services - 2.4% (Continued)
PAREXEL International Corporation (a)	150	$12,123
		62,888
Pharmaceuticals - 3.6%
Akorn, Inc. (a)	300	9,981
Corcept Therapeutics, Inc. (a)	1,600	18,096
Depomed, Inc. (a)	300	3,144
Innoviva, Inc. (a)	200	2,444
MyoKardia, Inc. (a)	100	1,290
Nektar Therapeutics (a)	100	1,988
Phibro Animal Health Corporation - Class A	300	10,575
Prestige Brands Holdings, Inc. (a)	900	45,342
		92,860
Industrials - 18.0%
Aerospace & Defense - 2.3%
Astronics Corporation (a)	600	18,360
Moog, Inc. - Class A (a)	100	7,004
National Presto Industries, Inc.	120	12,774
Vectrus, Inc. (a)	700	20,650
		58,788
Airlines - 1.3%
Allegiant Travel Company	120	16,440
Delta Air Lines, Inc.	100	4,913
Hawaiian Holdings, Inc. (a)	250	12,525
		33,878
Building Products - 2.5%
American Woodmark Corporation (a)	40	3,712
Builders FirstSource, Inc. (a)	300	4,098
Continental Building Products, Inc. (a)	1,800	43,920
Ply Gem Holdings, Inc. (a)	787	12,868
		64,598
Commercial Services & Supplies - 4.1%
ARC Document Solutions, Inc. (a)	3,400	11,254
Brady Corporation - Class A	250	8,975
Deluxe Corporation	220	14,995
Ennis, Inc.	700	11,235
Kimball International, Inc. - Class B	1,951	33,518

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Industrials - 18.0% (Continued)
Commercial Services & Supplies - 4.1% (Continued)
Quad/Graphics, Inc.	100	$2,227
SP Plus Corporation (a)	650	19,175
Steelcase, Inc. - Class A	300	5,025
		106,404
Construction & Engineering - 1.7%
Argan, Inc.	100	5,905
MasTec, Inc. (a)	800	33,920
Primoris Services Corporation	200	4,640
		44,465
Electrical Equipment - 0.9%
Belden, Inc.	80	5,680
General Cable Corporation	1,030	17,047
		22,727
Machinery - 3.3%
Altra Industrial Motion Corporation	300	12,960
Commercial Vehicle Group, Inc. (a)	2,552	20,620
Gencor Industries, Inc. (a)	250	4,050
Global Brass & Copper Holdings, Inc.	400	12,120
Gorman-Rupp Company (The)	100	2,407
Hillenbrand, Inc.	200	7,140
Navistar International Corporation (a)	700	18,109
SPX Corporation (a)	300	7,227
		84,633
Professional Services - 0.4%
GP Strategies Corporation (a)	100	2,455
Mistras Group, Inc. (a)	100	2,092
On Assignment, Inc. (a)	100	5,240
		9,787
Road & Rail - 0.8%
Covenant Transportation Group, Inc. - Class A (a)	100	1,842
Heartland Express, Inc.	400	7,780
YRC Worldwide, Inc. (a)	1,201	11,037
		20,659
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc.	500	9,945

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Industrials - 18.0% (Continued)
Trading Companies & Distributors - 0.7% (Continued)
HD Supply Holdings, Inc. (a)	200	$8,070
		18,015
Information Technology - 27.8%
Communications Equipment - 0.6%
Bel Fuse, Inc. - Class B	100	2,400
Extreme Networks, Inc. (a)	900	8,667
InterDigital, Inc.	20	1,620
NETGEAR, Inc. (a)	50	2,097
		14,784
Electronic Equipment, Instruments & Components - 1.0%
Itron, Inc. (a)	250	16,912
KEMET Corporation (a)	200	2,760
Methode Electronics, Inc.	150	6,023
		25,695
Internet Software & Services - 5.8%
Angie's List, Inc. (a)	1,000	12,040
Carbonite, Inc. (a)	200	3,720
Care.com, Inc. (a)	1,400	21,518
DHI Group, Inc. (a)	4,500	12,825
Endurance International Group Holdings, Inc. (a)	3,000	22,650
GTT Communications, Inc. (a)	100	3,225
Meet Group, Inc. (The) (a)	2,800	12,964
NIC, Inc.	400	8,100
Quotient Technology, Inc. (a)	500	5,500
Web.com Group, Inc. (a)	600	13,650
XO Group, Inc. (a)	1,320	21,793
Zix Corporation (a)	1,800	10,386
		148,371
IT Services - 5.0%
CSG Systems International, Inc.	50	1,995
Everi Holdings, Inc. (a)	3,400	22,746
MAXIMUS, Inc.	450	27,936
Syntel, Inc.	1,400	24,472
TeleTech Holdings, Inc.	300	12,765
Teradata Corporation (a)	350	9,541

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Information Technology - 27.8% (Continued)
IT Services - 5.0% (Continued)
Unisys Corporation (a)	2,600	$30,680
		130,135
Semiconductors & Semiconductor Equipment - 5.0%
AXT, Inc. (a)	415	2,760
Cirrus Logic, Inc. (a)	550	36,272
Cohu, Inc.	800	14,664
Entegris, Inc. (a)	100	2,470
IXYS Corporation	900	13,275
MaxLinear, Inc. (a)	300	9,345
Microsemi Corporation (a)	250	12,278
Nanometrics, Inc. (a)	100	2,780
Semtech Corporation (a)	300	11,460
Synaptics, Inc. (a)	350	19,446
Xcerra Corporation (a)	500	4,855
		129,605
Software - 9.0%
A10 Networks, Inc. (a)	548	4,477
ACI Worldwide, Inc. (a)	1,500	34,290
American Software, Inc. - Class A	3,300	35,442
Aspen Technology, Inc. (a)	500	30,580
Barracuda Networks, Inc. (a)	200	4,384
Blackbaud, Inc.	50	4,137
Fair Isaac Corporation	40	5,306
Jive Software, Inc. (a)	8,121	42,838
Manhattan Associates, Inc. (a)	850	39,814
Progress Software Corporation	400	11,680
VASCO Data Security International, Inc. (a)	1,300	17,810
		230,758
Technology Hardware, Storage & Peripherals - 1.4%
Avid Technology, Inc. (a)	4,800	25,008
NCR Corporation (a)	300	11,559
		36,567
Materials - 7.9%
Chemicals - 5.5%
Chase Corporation	250	26,375
Chemours Company (The)	300	11,997

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Materials - 7.9% (Continued)
Chemicals - 5.5% (Continued)
Core Molding Technologies, Inc. (a)	100	$2,093
FutureFuel Corporation	200	2,708
KMG Chemicals, Inc.	250	13,983
OMNOVA Solutions, Inc. (a)	2,701	23,364
PolyOne Corporation	250	9,335
Rayonier Advanced Materials, Inc.	1,273	22,137
Stepan Company	20	1,692
Trinseo S.A.	440	28,358
		142,042
Construction Materials - 1.0%
U.S. Concrete, Inc. (a)	300	19,830
United States Lime & Minerals, Inc.	60	4,705
		24,535
Containers & Packaging - 1.1%
Berry Global Group, Inc. (a)	135	7,829
Owens-Illinois, Inc. (a)	800	18,056
UFP Technologies, Inc. (a)	100	2,735
		28,620
Paper & Forest Products - 0.3%
Clearwater Paper Corporation (a)	150	6,952

Total Investments at Value - 95.2% (Cost $2,039,990)		$2,451,433

Other Assets in Excess of Liabilities - 4.8%		124,632

Net Assets - 100.0%		$2,576,065

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

 ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS May 31, 2017 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
Consumer Discretionary - 17.7%
Auto Components - 1.6%
BorgWarner, Inc.	80	$3,401
Goodyear Tire & Rubber Company (The)	360	11,599
		15,000
Automobiles - 0.6%
Ford Motor Company	480	5,338

Hotels, Restaurants & Leisure - 0.6%
Aramark	80	2,981
Scientific Games Corporation - Class A (a)	100	2,320
		5,301
Household Durables - 1.0%
CalAtlantic Group, Inc.	120	4,325
PulteGroup, Inc.	50	1,133
Whirlpool Corporation	24	4,453
		9,911
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corporation - QVC Group - Series A (a)	330	7,742

Media - 6.3%
Discovery Communications, Inc. - Series A (a)	510	13,515
News Corporation - Class A	1,750	23,415
TEGNA, Inc.	930	22,078
		59,008
Multiline Retail - 1.4%
Kohl's Corporation	20	769
Macy's, Inc.	510	11,985
		12,754
Specialty Retail - 5.0%
Aaron's, Inc.	180	6,573
Best Buy Company, Inc.	76	4,514
GameStop Corporation - Class A	100	2,214
Gap, Inc. (The)	260	5,850
L Brands, Inc.	220	11,352
Staples, Inc.	1,850	16,798
		47,301

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 17.7% (Continued)
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	40	$1,848
Ralph Lauren Corporation	25	1,695
		3,543
Consumer Staples - 8.9%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	80	7,425
Molson Coors Brewing Company - Class B	40	3,792
		11,217
Food & Staples Retailing - 0.2%
Whole Foods Market, Inc.	60	2,099

Food Products - 6.5%
Archer-Daniels-Midland Company	230	9,563
Conagra Brands, Inc.	140	5,396
J.M. Smucker Company (The)	63	8,055
Seaboard Corporation	3	12,148
TreeHouse Foods, Inc. (a)	120	9,262
Tyson Foods, Inc. - Class A	280	16,055
		60,479
Household Products - 1.0%
Energizer Holdings, Inc.	180	9,648

Energy - 3.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	125	6,894

Oil, Gas & Consumable Fuels - 2.8%
Apache Corporation	20	935
Chesapeake Energy Corporation (a)	1,300	6,578
ConocoPhillips	40	1,788
Devon Energy Corporation	180	6,116
Hess Corporation	20	918
Marathon Oil Corporation	350	4,557
Murphy Oil Corporation	100	2,441
Noble Energy, Inc.	50	1,435

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Energy - 3.5% (Continued)
Oil, Gas & Consumable Fuels - 2.8% (Continued)
Valero Energy Corporation	20	$1,229
		25,997
Financials - 1.1%
Banks - 0.2%
CIT Group, Inc.	40	1,802

Capital Markets - 0.5%
E*TRADE Financial Corporation (a)	20	692
Franklin Resources, Inc.	20	836
Northern Trust Corporation	20	1,749
Raymond James Financial, Inc.	20	1,445
		4,722
Consumer Finance - 0.3%
Synchrony Financial	100	2,685

Insurance - 0.1%
Principal Financial Group, Inc.	20	1,258

Health Care - 10.0%
Biotechnology - 2.9%
AbbVie, Inc.	50	3,301
Bioverativ, Inc. (a)	40	2,204
Exelixis, Inc. (a)	150	2,806
Ionis Pharmaceuticals, Inc. (a)	30	1,374
United Therapeutics Corporation (a)	77	9,309
Vertex Pharmaceuticals, Inc. (a)	65	8,034
		27,028
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	210	12,455
DENTSPLY SIRONA, Inc.	40	2,541
Hologic, Inc. (a)	100	4,331
Teleflex, Inc.	50	10,001
Zimmer Biomet Holdings, Inc.	20	2,384
		31,712
Health Care Providers & Services - 0.6%
Express Scripts Holding Company (a)	55	3,286

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 10.0% (Continued)
Health Care Providers & Services - 0.6% (Continued)
Laboratory Corporation of America Holdings (a)	15	$2,085
		5,371
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	20	1,207
Bruker Corporation	360	9,795
PerkinElmer, Inc.	145	9,144
		20,146
Pharmaceuticals - 1.0%
Merck & Company, Inc.	80	5,209
Pfizer, Inc.	50	1,632
Prestige Brands Holdings, Inc. (a)	60	3,023
		9,864
Industrials - 13.7%
Aerospace & Defense - 1.6%
Moog, Inc. - Class A (a)	105	7,354
Textron, Inc.	150	7,170
		14,524
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	20	1,052

Airlines - 1.5%
Delta Air Lines, Inc.	40	1,965
JetBlue Airways Corporation (a)	210	4,708
United Continental Holdings, Inc. (a)	90	7,171
		13,844
Building Products - 0.3%
Owens Corning	50	3,120

Construction & Engineering - 2.0%
Fluor Corporation	160	7,178
Jacobs Engineering Group, Inc.	70	3,669
Quanta Services, Inc. (a)	240	7,358
		18,205
Industrial Conglomerates - 1.5%
Carlisle Companies, Inc.	142	14,389

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Machinery - 5.8%
AGCO Corporation	20	$1,280
Allison Transmission Holdings, Inc.	380	14,714
Colfax Corporation (a)	320	12,979
Crane Company	100	7,758
Cummins, Inc.	46	7,254
Oshkosh Corporation	90	5,681
PACCAR, Inc.	80	5,037
		54,703
Professional Services - 0.9%
ManpowerGroup, Inc.	80	8,150

Information Technology - 22.1%
Communications Equipment - 3.5%
ARRIS International plc (a)	240	6,730
Harris Corporation	220	24,675
Juniper Networks, Inc.	60	1,760
		33,165
Electronic Equipment, Instruments & Components - 4.1%
Avnet, Inc.	680	24,943
Keysight Technologies, Inc. (a)	150	5,796
SYNNEX Corporation	40	4,450
Zebra Technologies Corporation - Class A (a)	30	3,130
		38,319
IT Services - 3.3%
Amdocs Ltd.	50	3,239
DXC Technology Company (a)	31	2,403
Leidos Holdings, Inc.	120	6,667
MAXIMUS, Inc.	190	11,795
Western Union Company (The)	250	4,755
Xerox Corporation	300	2,121
		30,980
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc. (a)	70	4,617
Cypress Semiconductor Corporation	600	8,394
Intel Corporation	40	1,444
Micron Technology, Inc. (a)	60	1,846

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 22.1% (Continued)
Semiconductors & Semiconductor Equipment - 3.2% (Continued)
Qorvo, Inc. (a)	70	$5,457
Teradyne, Inc.	220	7,821
		29,579
Software - 6.2%
Aspen Technology, Inc. (a)	40	2,446
CA, Inc.	680	21,604
Cadence Design Systems, Inc. (a)	100	3,514
Citrix Systems, Inc. (a)	45	3,714
Manhattan Associates, Inc. (a)	140	6,558
Nuance Communications, Inc. (a)	320	5,923
Symantec Corporation	60	1,819
Synopsys, Inc. (a)	170	12,728
		58,306
Technology Hardware, Storage & Peripherals - 1.8%
HP, Inc.	180	3,377
NetApp, Inc.	40	1,619
Western Digital Corporation	135	12,158
		17,154
Materials - 8.3%
Chemicals - 3.1%
Cabot Corporation	270	14,102
Huntsman Corporation	640	15,296
		29,398
Containers & Packaging - 3.4%
Greif, Inc. - Class A	200	11,890
Owens-Illinois, Inc. (a)	100	2,257
Sonoco Products Company	110	5,578
WestRock Company	220	11,972
		31,697
Metals & Mining - 1.8%
Freeport-McMoRan, Inc. (a)	220	2,528
Reliance Steel & Aluminum Company	20	1,459
Steel Dynamics, Inc.	280	9,517
United States Steel Corporation	140	2,919
		16,423

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
DDR Corporation	100	$858
Prologis, Inc.	40	2,222
VEREIT, Inc.	700	5,789
Weyerhaeuser Company	40	1,318
		10,187
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	600	14,970

Wireless Telecommunication Services - 2.3%
Telephone and Data Systems, Inc.	390	11,127
United States Cellular Corporation (a)	260	10,389
		21,516

Total Common Stocks (Cost $836,401)		$846,501

RIGHTS - 0.0%	Shares	Value
Consumer Discretionary - 0.0%
Media – 0.0%
Media General, Inc. – CVR (b) (Cost $0)	120	$0

Total Investments at Value - 90.3% (Cost $836,401)		$846,501

Other Assets in Excess of Liabilities - 9.7%		91,290

Net Assets - 100.0%		$937,791

(a)	Non-income producing security.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2017, representing 0.0% of net assets (Note 1).

CVR – Contingent Value Right.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Consumer Discretionary - 12.7%
Auto Components - 0.1%
Visteon Corporation (a)	10	$1,003

Distributors - 0.6%
LKQ Corporation (a)	200	6,298

Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	20	1,779
Scientific Games Corporation - Class A (a)	200	4,640
Vail Resorts, Inc.	35	7,486
Wyndham Worldwide Corporation	30	3,030
Yum! Brands, Inc.	120	8,717
		25,652
Household Durables - 1.4%
NVR, Inc. (a)	6	13,694

Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corporation - QVC Group - Series A (a)	320	7,507

Media - 5.4%
AMC Networks, Inc. - Class A (a)	60	3,179
Discovery Communications, Inc. - Series A (a)	860	22,790
News Corporation - Class A	550	7,359
Sinclair Broadcast Group, Inc. - Class A	120	3,888
TEGNA, Inc.	300	7,122
Viacom, Inc. - Class B	280	9,741
		54,079
Multiline Retail - 0.5%
Big Lots, Inc.	100	4,883

Specialty Retail - 1.3%
Michaels Companies, Inc. (The) (a)	50	967
Staples, Inc.	850	7,718
Williams-Sonoma, Inc.	100	4,866
		13,551

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	15	$1,232

Consumer Staples - 11.4%
Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	265	24,595

Food & Staples Retailing - 0.5%
Rite Aid Corporation (a)	1,500	5,115

Food Products - 6.5%
Archer-Daniels-Midland Company	30	1,247
Campbell Soup Company	100	5,765
Conagra Brands, Inc.	400	15,416
General Mills, Inc.	60	3,404
Hershey Company (The)	140	16,138
Hormel Foods Corporation	140	4,708
J.M. Smucker Company (The)	25	3,196
Kellogg Company	20	1,432
TreeHouse Foods, Inc. (a)	20	1,544
Tyson Foods, Inc. - Class A	225	12,902
		65,752
Household Products - 2.0%
Clorox Company (The)	10	1,357
Energizer Holdings, Inc.	100	5,360
HRG Group, Inc. (a)	350	6,639
Kimberly-Clark Corporation	50	6,487
		19,843
Energy - 3.3%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	20	1,103

Oil, Gas & Consumable Fuels - 3.2%
Apache Corporation	170	7,949
Cabot Oil & Gas Corporation	100	2,219
Chesapeake Energy Corporation (a)	1,134	5,738
ConocoPhillips	60	2,681

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Energy - 3.3% (Continued)
Oil, Gas & Consumable Fuels - 3.2% (Continued)
Murphy Oil Corporation	80	$1,953
Newfield Exploration Company (a)	35	1,137
ONEOK, Inc.	95	4,720
Southwestern Energy Company (a)	700	4,242
Valero Energy Corporation	20	1,229
		31,868
Financials - 4.9%
Banks - 1.8%
Bank of the Ozarks, Inc.	110	4,862
Citizens Financial Group, Inc.	50	1,705
First Republic Bank	55	5,065
Signature Bank (a)	20	2,860
SVB Financial Group (a)	21	3,581
		18,073
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	26	4,000
Charles Schwab Corporation (The)	60	2,325
Eaton Vance Corporation	90	4,192
Moody's Corporation	25	2,961
S&P Global, Inc.	10	1,428
SEI Investments Company	40	2,004
T. Rowe Price Group, Inc.	30	2,113
TD Ameritrade Holding Corporation	100	3,736
		22,759
Consumer Finance - 0.3%
Credit Acceptance Corporation (a)	13	2,795

Diversified Financial Services - 0.2%
CBOE Holdings, Inc.	20	1,728

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	50	3,878

Health Care - 16.0%
Biotechnology - 6.1%
AbbVie, Inc.	75	4,951

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Biotechnology - 6.1% (Continued)
Alexion Pharmaceuticals, Inc. (a)	10	$980
Amgen, Inc.	10	1,552
Biogen, Inc. (a)	18	4,460
BioMarin Pharmaceutical, Inc. (a)	15	1,315
Bioverativ, Inc. (a)	100	5,509
Celgene Corporation (a)	18	2,059
Exelixis, Inc. (a)	50	936
Gilead Sciences, Inc.	30	1,947
Incyte Corporation (a)	39	5,044
Ionis Pharmaceuticals, Inc. (a)	160	7,326
Regeneron Pharmaceuticals, Inc. (a)	14	6,427
Seattle Genetics, Inc. (a)	55	3,519
Vertex Pharmaceuticals, Inc. (a)	125	15,450
		61,475
Health Care Equipment & Supplies - 4.1%
Becton, Dickinson and Company	28	5,298
C.R. Bard, Inc.	10	3,074
Hill-Rom Holdings, Inc.	60	4,642
Hologic, Inc. (a)	190	8,229
ResMed, Inc.	110	7,821
Varian Medical Systems, Inc. (a)	130	12,873
		41,937
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	60	4,457
Express Scripts Holding Company (a)	140	8,365
McKesson Corporation	10	1,631
		14,453
Health Care Technology - 0.3%
athenahealth, Inc. (a)	10	1,340
Cerner Corporation (a)	20	1,307
		2,647
Life Sciences Tools & Services - 2.2%
Bruker Corporation	490	13,333
Charles River Laboratories International, Inc. (a)	95	8,745
		22,078

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Company	30	$1,619
Eli Lilly & Company	20	1,591
Prestige Brands Holdings, Inc. (a)	260	13,099
Zoetis, Inc.	40	2,491
		18,800
Industrials - 10.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corporation	110	9,903

Air Freight & Logistics - 0.6%
FedEx Corporation	34	6,591

Airlines - 2.1%
Delta Air Lines, Inc.	320	15,722
Hawaiian Holdings, Inc. (a)	100	5,010
		20,732
Commercial Services & Supplies - 1.2%
Deluxe Corporation	175	11,928

Construction & Engineering - 1.3%
MasTec, Inc. (a)	280	11,872
Quanta Services, Inc. (a)	40	1,226
		13,098
Electrical Equipment - 0.2%
Rockwell Automation, Inc.	10	1,587

Industrial Conglomerates - 2.5%
Carlisle Companies, Inc.	148	14,997
Honeywell International, Inc.	80	10,639
		25,636
Machinery - 0.2%
Allison Transmission Holdings, Inc.	60	2,323

Professional Services - 0.7%
Robert Half International, Inc.	130	6,044

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Professional Services - 0.7% (Continued)
TransUnion (a)	20	$874
		6,918
Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. (a)	120	4,842
United Rentals, Inc. (a)	50	5,437
		10,279
Information Technology - 23.7%
Communications Equipment - 1.5%
CommScope Holding Company, Inc. (a)	390	14,426
Harris Corporation	10	1,122
		15,548
Electronic Equipment, Instruments & Components - 0.9%
Avnet, Inc.	60	2,201
Zebra Technologies Corporation - Class A (a)	65	6,782
		8,983
Internet Software & Services - 1.1%
eBay, Inc. (a)	60	2,058
GoDaddy, Inc. - Class A (a)	90	3,702
IAC/InterActiveCorp (a)	50	5,317
		11,077
IT Services - 5.8%
Cognizant Technology Solutions Corporation - Class A	120	8,029
CSRA, Inc.	160	4,826
DST Systems, Inc.	10	1,208
DXC Technology Company (a)	8	620
Leidos Holdings, Inc.	20	1,111
MAXIMUS, Inc.	270	16,762
Total System Services, Inc.	180	10,719
Western Union Company (The)	800	15,216
		58,491
Semiconductors & Semiconductor Equipment - 4.3%
Cirrus Logic, Inc. (a)	200	13,190
Lam Research Corporation	15	2,327
Maxim Integrated Products, Inc.	200	9,560
Microsemi Corporation (a)	20	982
NVIDIA Corporation	55	7,939

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Information Technology - 23.7% (Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Skyworks Solutions, Inc.	55	$5,854
Texas Instruments, Inc.	40	3,300
		43,152
Software - 9.3%
Activision Blizzard, Inc.	60	3,515
Aspen Technology, Inc. (a)	250	15,290
Cadence Design Systems, Inc. (a)	340	11,948
CDK Global, Inc.	235	14,443
Citrix Systems, Inc. (a)	145	11,968
Electronic Arts, Inc. (a)	30	3,400
FactSet Research Systems, Inc.	25	4,142
Fair Isaac Corporation	30	3,980
Manhattan Associates, Inc. (a)	360	16,862
Nuance Communications, Inc. (a)	260	4,813
SS&C Technologies Holdings, Inc.	80	3,006
		93,367
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corporation (a)	220	8,477

Materials - 5.8%
Chemicals - 3.2%
Chemours Company (The)	80	3,199
E.I. du Pont de Nemours and Company	140	11,049
Huntsman Corporation	290	6,931
Monsanto Company	10	1,174
Trinseo S.A.	155	9,990
		32,343
Construction Materials - 0.5%
Eagle Materials, Inc.	60	5,658

Containers & Packaging - 1.8%
Owens-Illinois, Inc. (a)	800	18,056

Metals & Mining - 0.3%
Steel Dynamics, Inc.	89	3,025

ALAMBIC MID CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Extra Space Storage, Inc.	30	$2,324
Public Storage	10	2,154
		4,478
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (a)	100	3,488

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	80	1,996
Verizon Communications, Inc.	30	1,399
		3,395

Total Investments at Value - 89.7% (Cost $875,551)		$905,331

Other Assets in Excess of Liabilities - 10.3%		104,418

Net Assets - 100.0%		$1,009,749

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$2,593,990	$-	$-		$2,593,990
Rights	-	-	0	*	0
Total	$2,593,990	$-	$0	*	$2,593,990

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,451,433	$-	$-	$2,451,433

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$846,501	$-	$-		$846,501
Rights	-	-	0	*	0
Total	$846,501	$-	$0	*	$846,501

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$905,331	$-	$-	$905,331

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold Rights which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of May 31, 2017.

The following is a reconciliation of level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and May 31, 2017.

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund (a)

Balance as of August 31, 2016	$-		$-
Receipts of rights from corporate actions	0	*	0	*
Balance as of May 31, 2017	$0		$0

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017
*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Plus Fund each hold Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for both Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund as of May 31, 2017.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and observable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund

	Fair Value at 5/31/2017		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**

Rights	$0	*	Deemed Worthless	Discount Percentage	100%	Decrease

Alambic Mid Cap Value Plus Fund

	Fair Value at 5/31/2017		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**

Rights	$0	*	Deemed Worthless	Discount Percentage	100%	Decrease

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increase and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Tax cost of portfolio investments	$2,244,964	$2,046,452
Gross unrealized appreciation	$427,430	$454,228
Gross unrealized depreciation	(78,404)	(49,247)
Net unrealized appreciation	$349,026	$404,981

	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$837,654	$875,841
Gross unrealized appreciation	$38,527	$52,891
Gross unrealized depreciation	(29,680)	(23,401)
Net unrealized appreciation	$8,847	$29,490

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As May 31, 2017, Alambic Small Cap Growth Plus Fund had 27.8% of the value of its net assets invested in stocks within the Information Technology sector.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS — 94.1%	Shares	Value
Consumer Discretionary — 11.7%
Auto Components - 2.2%
GKN plc (a)	271,615	$1,226,323

Hotels, Restaurants & Leisure - 2.4%
InterContinental Hotels Group plc - ADR	23,764	1,343,617

Media - 3.0%
Comcast Corporation - Class A	40,120	1,672,603

Multiline Retail - 1.6%
Nordstrom, Inc.	21,320	891,176

Textiles, Apparel & Luxury Goods - 2.5%
LVMH Moet Hennessy Louis Vuitton SE (a)	5,270	1,347,015

Consumer Staples — 15.3%
Beverages - 4.2%
Anheuser-Busch InBev S.A./N.V. - ADR	7,200	842,040
Diageo plc - ADR	12,047	1,468,770
		2,310,810
Food & Staples Retailing - 2.2%
Walgreens Boots Alliance, Inc.	14,710	1,191,804

Food Products - 8.0%
Danone S.A. (a)	17,930	1,332,714
Nestlé S.A. - ADR	16,415	1,397,901
Unilever plc - ADR	30,890	1,718,102
		4,448,717
Food & Staples Retailing - 0.9%
Imperial Brands plc (a)	10,500	491,229

Energy — 8.8%
Oil, Gas & Consumable Fuels - 8.8%
BP plc - ADR	32,865	1,188,070
Dominion Midstream Partners, L.P.	29,200	836,580
Enbridge, Inc.	22,850	879,679
Enterprise Products Partners, L.P.	48,805	1,308,462
Valero Energy Corporation	10,620	652,811
		4,865,602

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 94.1% (Continued)	Shares	Value
Financials — 11.3%
Banks - 4.7%
BB&T Corporation	28,230	$1,175,780
ING Groep N.V. - ADR	32,000	540,160
Royal Bank of Canada	13,000	898,300
		2,614,240
Insurance - 6.6%
Allianz SE (a)	6,240	1,200,257
Chubb Ltd.	9,220	1,320,212
Swiss Re AG (a)	12,250	1,116,926
		3,637,395
Health Care — 14.7%
Health Care Equipment & Supplies- 2.4%
Abbott Laboratories	29,465	1,345,372

Pharmaceuticals - 12.3%
Bayer AG (a)	10,965	1,456,940
Johnson & Johnson	10,275	1,317,769
Novartis AG - ADR	10,020	819,335
Pfizer, Inc.	29,550	964,808
Roche Holdings AG - ADR	31,200	1,072,656
Sanofi - ADR	23,265	1,153,711
		6,785,219
Industrials — 11.5%
Air Freight & Logistics - 3.2%
Deutsche Post AG (a)	22,400	819,082
United Parcel Service, Inc. - Class B	9,240	979,163
		1,798,245
Building Products - 2.6%
Johnson Controls International plc	33,843	1,413,284

Electrical Equipment - 2.9%
Eaton Corporation plc	20,839	1,612,522

Machinery - 2.8%
Stanley Black & Decker, Inc.	11,265	1,550,515

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 94.1% (Continued)	Shares	Value
Information Technology — 8.8%
Communications Equipment - 1.7%
Cisco Systems, Inc.	29,525	$930,923

Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments, Inc.	16,005	1,320,253

Software - 2.7%
Microsoft Corporation	21,455	1,498,417

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	7,190	1,098,344

Materials — 4.7%
Chemicals - 2.4%
Dow Chemical Company (The)	21,340	1,322,227

Containers & Packaging - 2.3%
International Paper Company	24,080	1,273,350

Real Estate — 4.0%
Equity Real Estate Investment Trusts - 4.0%
Crown Castle International Corporation	11,240	1,142,546
Hammerson plc (a)	138,450	1,045,224
		2,187,770
Telecommunication Services — 3.3%
Wireless Telecommunication Services - 3.3%
Vodafone Group plc - ADR	60,590	1,833,453

Total Common Stocks (Cost $45,918,714)		$52,010,425

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS — 2.6%	Shares	Value
Financials — 2.6%
Banks - 2.6%
Bank of America Corporation, 6.50%	18,879	$514,075
Wells Fargo & Company, 5.70%	36,173	922,050
Total Preferred Stocks (Cost $1,380,286)		$1,436,125

MONEY MARKET FUNDS — 3.2%	Shares	Value
First American Government Obligations Fund -
Class Z, 0.66% (b) (Cost $1,755,775)	1,755,775	$1,755,775

Total Investments at Value — 99.9% (Cost $49,054,775)		$55,202,325

Other Assets in Excess of Liabilities — 0.1%		83,332

Net Assets — 100.0%		$55,285,657

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $10,035,710 at May 31, 2017, representing 18.2% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF STOCKS BY COUNTRY
May 31, 2017 (Unaudited)

Country	Values	% of Net Assets

United States	$23,909,027	43.2%
United Kingdom	10,314,788	18.7%
Switzerland	5,727,031	10.4%
France	3,833,440	6.9%
Germany	3,476,280	6.3%
Ireland	3,025,805	5.5%
Canada	1,777,979	3.2%
Belgium	842,040	1.5%
Netherlands	540,160	1.0%
	$53,446,550	96.7%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

1.   Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors:  a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Foreign securities that are principally traded in non-U.S. markets that close at different times than U.S. markets are typically fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Foreign securities actively traded in non-U.S. markets are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$41,974,715	$10,035,710	$-	$52,010,425
Preferred Stocks	1,436,125	-	-	1,436,125
Money Market Funds	1,755,775	-	-	1,755,775
Total	$45,166,615	$10,035,710	$-	$55,202,325

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and preferred stocks by industry type. As of May 31, 2017, the Fund did not have any transfers between Levels.  The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$49,101,128

Gross unrealized appreciation	$6,857,788
Gross unrealized depreciation	(756,591)

Net unrealized appreciation	$6,101,197

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.   Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may limit gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
Consumer Discretionary - 3.2%
Internet & Direct Marketing Retail - 3.2%
Ctrip.com International Ltd. - ADR (a)	300	$16,395
Vipshop Holdings Ltd. - ADR (a)	2,000	24,740
		41,135
Consumer Staples - 3.9%
Beverages - 3.9%
Ambev S.A. - ADR	2,000	11,420
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	400	37,736
		49,156
Energy - 18.1%
Energy Equipment & Services - 2.4%
Tenaris S.A. - ADR	1,000	30,300

Oil, Gas & Consumable Fuels - 15.7%
China Petroleum & Chemical Corporation - ADR	400	32,836
CNOOC Ltd. - ADR	300	33,828
PetroChina Company Ltd. - ADR	500	33,150
Petroleo Brasileiro S.A. - ADR (a)	3,500	29,680
YPF S.A. - ADR (b)	2,800	69,048
		198,542
Financials - 6.4%
Banks - 3.8%
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	2,000	18,280
ICICI Bank Ltd. - ADR	3,000	29,760
		48,040
Insurance - 2.6%
China Life Insurance Company Ltd. - ADR	2,000	32,600

Health Care - 6.8%
Pharmaceuticals - 6.8%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	30,912
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,000	55,720
		86,632

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6%(Continued)	Shares	Value
Industrials - 10.3%
Air Freight & Logistics - 2.3%
ZTO Express Cayman, Inc. (a)	2,000	$28,580

Airlines - 3.4%
Azul S.A. (a)	500	11,030
Controladora Vuela Cia de Aviacion S.A.B de C.V. - ADR (a)	2,500	32,625
		43,655
Building Products - 4.6%
Cemex, S.A.B. de C.V. - ADR (a)	7,000	57,890

Information Technology - 15.3%
Internet Software & Services - 7.6%
Alibaba Group Holding Ltd. - ADR (a)	400	48,984
Baidu, Inc. - ADR (a)	100	18,610
NetEase, Inc. - ADR	100	28,478
		96,072
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Semiconductor Engineering, Inc. - ADR	3,000	19,080
Silicon Motion Technology Corporation - ADR (c)	1,500	78,375
		97,455
Materials - 16.1%
Chemicals - 3.7%
Sociedad Quimica y Minera de Chile S.A. - ADR	1,300	46,839

Metals & Mining - 12.4%
AngloGold Ashanti Ltd. - ADR	4,000	45,560
Cia de Minas Buenaventura S.A. - ADR	2,500	31,100
Gerdau S.A. - ADR	10,000	29,000
Gold Fields Ltd. - ADR	11,000	39,380
Sibanye Gold Ltd. - ADR	2,500	12,650
		157,690
Telecommunication Services - 8.5%
Diversified Telecommunication Services - 2.8%
Telefonica Brasil S.A. - ADR	2,500	35,775

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6%(Continued)	Shares	Value
Telecommunication Services - 8.5%(Continued)
Wireless Telecommunication Services - 5.7%
China Mobile Ltd. - ADR (b)	1,300	$71,643

Total Common Stocks (Cost $1,014,183)		$1,122,004

EXCHANGE-TRADED FUNDS - 6.5%	Shares	Value
Direxion Daily MSCI Brazil Bull 3x Shares	400	$11,288
iShares MSCI Mexico Capped ETF (b)	800	41,296
iShares MSCI South Africa ETF (b)	500	29,735
Total Exchange-Traded Funds (Cost $74,974)		$82,319

RIGHTS - 0.4%	Shares	Value
Sibanye Gold Ltd. (Cost $7,643)	3,214	$5,464

PURCHASED FUTURE OPTION CONTRACTS - 0.6%	Expiration Date	Strike Price	Contracts	Value
10-Year U.S. Treasury Note Future(Cost $4,860)	06/23/17	$126.00	10	$7,031

PURCHASED EQUITY OPTION CONTRACTS - 1.0%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.9%
Baidu, Inc.	06/16/17	$190 .00	10	$2,030
Cemex, S.A.B. de C.V.	06/16/17	9 .00	50	250
Cemex, S.A.B. de C.V.	07/21/17	8 .00	20	1,190
iShares China Large-Cap ETF	07/21/17	40 .00	15	1,230
iShares MSCI Emerging Markets Index Fund	07/21/17	42 .00	60	2,700
Petroleo Brasileiro S.A.	06/16/17	9 .00	35	490
Petroleo Brasileiro S.A.	07/21/17	9 .00	50	1,800
Teva Pharmaceutical Industries Ltd.	06/16/17	32 .50	70	1,070
Vipshop Holdings Ltd.	06/16/17	14 .00	20	100

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 1.0%(Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.9%(Continued)
Vipshop Holdings Ltd.	06/16/17	$15 .00	25	$62
				10,922
Put Option Contracts - 0.1%
iShares MSCI South Korea Index Fund	06/16/17	59 .00	10	30
iShares Russell 2000 Index Fund	06/16/17	135 .00	15	1,575
				1,605

Total Purchased Option Contracts (Cost $20,945)				$12,527

U.S. TREASURY OBLIGATIONS - 9.8%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(d) (Cost $124,577)	10/19/17	0.874%	$125,000	$124,519

Total Investments at Value - 106.9% (Cost $1,247,182)				$1,353,864

Liabilities in Excess of Other Assets (e) - (6.9%)				(87,482)

Net Assets - 100.0%				$1,266,382

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security covers a written option contract.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS & ETFs BY COUNTRY
May 31, 2017 (Unaudited)

Country	Value	% of Net Assets
Mexico	$187,827	14.8%
China	162,058	12.8%
Cayman Islands	148,090	11.7%
Brazil	128,193	10.1%
South Africa	127,325	10.0%
Hong Kong	105,471	8.3%
Argentina	69,048	5.5%
India	60,672	4.8%
Israel	55,720	4.4%
Chile	46,839	3.7%
United States	32,600	2.6%
Peru	31,100	2.5%
Luxembourg	30,300	2.4%
Taiwan Province of China	19,080	1.5%
	$1,204,323	95.1%

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 15.1%	Shares	Value
iShares MSCI Hong Kong ETF	1,000	$23,650
iShares MSCI Singapore Capped ETF	2,500	59,225
iShares MSCI South Korea Capped ETF	1,000	67,720
iShares MSCI Turkey Investable Market Index Fund	500	20,600
VanEck Vectors Russia ETF	1,000	19,760
Total Securities Sold Short - 15.1% (Proceeds $178,312)		$190,955

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF ETFs SOLD SHORT BY COUNTRY
May 31, 2017 (Unaudited)

Country	Value	% of Net Assets
South Korea	$67,720	5.3%
Singapore	59,225	4.7%
Hong Kong	23,650	1.9%
Turkey	20,600	1.6%
Russia	19,760	1.6%
	$190,955	15.1%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Silicon Motion Technology Corporation - ADR	07/21/17	$55.00	10	$1,350	$1,100

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Consumer Discretionary - 19.0%
Household Durables - 1.4%
Sony Corporation - ADR	500	$18,310

Media - 14.6%
AMC Entertainment Holdings, Inc. - Class A	533	11,993
Lions Gate Entertainment Corporation - Class A	800	21,680
Madison Square Garden Company (The) - Class A (a)	100	19,541
MSG Networks, Inc. - Class A (a)	1,000	21,050
Nexstar Media Group, Inc.	500	28,600
TEGNA, Inc.	500	11,870
Time, Inc.	1,000	12,500
Time Warner, Inc.	500	49,745
tronc, Inc. (a)	1,900	21,318
		198,297
Multi-Line Retail - 1.7%
Macy's, Inc.	1,000	23,500

Specialty Retail - 1.3%
Staples, Inc.	2,000	18,160

Consumer Staples - 9.8%
Food Products - 3.7%
Bunge Ltd.	200	15,994
Hershey Company (The)	300	34,581
		50,575
Household Products - 1.7%
Colgate-Palmolive Company	300	22,908

Tobacco - 4.4%
Reynolds American, Inc.	900	60,525

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Apache Corporation	600	28,056
Basic Energy Services, Inc. (a)	800	21,992

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0%(Continued)	Shares	Value
Energy - 6.3%(Continued)
Oil, Gas & Consumable Fuels - 6.3%(Continued)
BP plc - ADR	500	$18,075
SM Energy Company	1,000	16,970
		85,093
Financials - 2.1%
Banks - 1.4%
Capital Bank Financial Corporation - Class A	500	18,550

Capital Markets - 0.7%
MSCI, Inc.	100	10,173

Health Care - 12.7%
Biotechnology - 11.2%
Actelion Ltd. - ADR (a)	300	21,252
Amgen, Inc.	200	31,048
BioMarin Pharmaceutical, Inc. (a)	300	26,292
Gilead Sciences, Inc. (b)	400	25,956
Heron Therapeutics, Inc. (a)	1,000	13,400
Incyte Corporation (a)	100	12,933
Sarepta Therapeutics, Inc. (a)	700	20,888
		151,769
Pharmaceuticals - 1.5%
Depomed, Inc. (a)	2,000	20,960

Industrials - 7.7%
Aerospace & Defense - 1.8%
United Technologies Corporation (b)	200	24,256

Building Products - 1.2%
Ply Gem Holdings, Inc. (a)	1,000	16,350

Commercial Services & Supplies - 1.3%
West Corporation	800	18,536

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0%(Continued)	Shares	Value
Industrials - 7.7%(Continued)
Electrical Equipment - 1.7%
Energous Corporation (a)	1,500	$23,145

Machinery - 1.7%
Rexnord Corporation (a)	1,000	22,800

Information Technology - 14.9%
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices, Inc. (a)	3,000	33,570
Cypress Semiconductor Corporation	4,000	55,960
Lattice Semiconductor Corporation (a)	2,000	13,900
Micron Technology, Inc. (a)(c)	1,000	30,770
NXP Semiconductors N.V. (a)	400	43,960
		178,160
Software - 1.8%
Citrix Systems, Inc. (a)	300	24,762

Materials - 5.8%
Chemicals - 1.7%
Monsanto Company	200	23,484

Metals & Mining - 4.1%
Alcoa Corporation	700	23,058
Pretium Resources, Inc. (a)	2,500	22,375
Sibanye Gold Ltd. - ADR	2,000	10,120
		55,553
Telecommunication Services - 9.1%
Diversified Telecommunication Services - 4.7%
CenturyLink, Inc. (c)	2,000	49,900
Globalstar, Inc. (a)	7,000	13,860
		63,760
Wireless Telecommunication Services - 4.4%
Sprint Corporation (a)	1,500	12,735
T-Mobile US, Inc. (a)	700	47,194
		59,929

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0%(Continued)	Shares	Value
Utilities - 1.6%
Electric Utilities - 1.6%
Westar Energy, Inc.	400	$21,180

Total Common Stocks (Cost $1,217,687)		$1,210,735

RIGHTS - 0.3%	Shares	Value
Interoil Corporation - CRPR (d)	300	$0
Media General, Inc. - CVR (d)	4,000	0
Sibanye Gold Ltd.	2,571	4,371
Total Rights (Cost $5,396)		$4,371

PURCHASED FUTURE OPTION CONTRACTS - 0.5%	Expiration Date	Strike Price	Contracts	Value
10-Year U.S. Treasury Note Future(Cost $4,860)	06/23/17	$126.00	10	$7,031

PURCHASED EQUITY OPTION CONTRACTS - 3.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 3.4%
Alcoa Corporation	06/16/17	$34 .00	10	$560
BP plc	07/21/17	36 .00	10	940
CenturyLink, Inc.	06/16/17	24 .00	15	1,350
CenturyLink, Inc.	07/21/17	25 .00	15	825
Citrix Systems, Inc.	06/16/17	85 .00	10	800
Colgate-Palmolive Company	06/16/17	80 .00	10	820
Cypress Semiconductor Corporation	06/16/17	14 .00	50	2,000
Energous Corporation	06/16/17	12 .50	10	2,850
Macy's, Inc.	08/18/17	27 .00	20	900
Marvell Technology Group Ltd.	08/18/17	16 .00	50	8,450
Micron Technology, Inc. (c)	07/21/17	29 .00	30	9,000
Nexstar Media Group, Inc.	06/16/17	60 .00	10	700
NXP Semiconductors N.V.	07/21/17	105 .00	15	9,450
NXP Semiconductors N.V.	07/21/17	110 .00	20	3,500

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 3.6%(Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 3.4%(Continued)
QUALCOMM, Inc.	07/21/17	$60 .00	5	$510
Sarepta Therapeutics, Inc.	08/18/17	40 .00	10	1,050
SM Energy Company	07/21/17	20 .00	10	450
T-Mobile US, Inc.	06/16/17	67 .50	10	1,310
				45,465
Put Option Contracts - 0.2%
iShares Russell 2000 Index Fund	06/16/17	$135 .00	25	$2,625

Total Purchased Option Contracts (Cost $31,204)				$48,090

U.S. TREASURY OBLIGATIONS - 7.3%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(e) (Cost $99,662)	10/19/17	0.874%	$100,000	$99,615

Total Investments at Value - 100.7% (Cost $1,358,809)				$1,369,842

Liabilities in Excess of Other Assets (f) - (0.7%)				(9,905)

Net Assets - 100.0%				$1,359,937

ADR - American Depositary Receipt.
CRPR - Contingent Resource Payment Right.
CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.The total value of such securities is $0 at May 31, 2017, representing 0.0% of net assets (Note 1).

(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2017 (Unaudited)

COMMON STOCKS - 2.1%	Shares	Value
Consumer Staples - 2.1%
Tobacco - 2.1%
British American Tobacco plc – ADR (Proceeds $22,429)	400	$28,848

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
iShares Russell 2000 ETF (Proceeds $27,274)	200	$27,264

Total Securities Sold Short - 4.1% (Proceeds $49,703)		$56,112

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
CenturyLink, Inc.	06/16/17	$25 .00	15	$300	$357
Micron Technology, Inc.	07/21/17	34 .00	40	3,800	$2,801
Total Written Option Contracts				$4,100	$3,158

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 11.6%
Household Durables - 7.4%
Beazer Homes USA, Inc. (a)(b)	2,000	$24,400
CalAtlantic Group, Inc.	1,000	36,040
Sony Corporation - ADR	800	29,296
		89,736
Media - 1.8%
Lions Gate Entertainment Corporation - Class A	800	21,680

Specialty Retail - 2.4%
Carvana Company (a)	1,000	10,050
Urban Outfitters, Inc. (a)	1,000	18,870
		28,920
Consumer Staples - 4.3%
Food Products - 4.3%
Hershey Company (The)	200	23,054
Tyson Foods, Inc. - Class A	500	28,670
		51,724
Energy - 14.7%
Oil, Gas & Consumable Fuels - 14.7%
Apache Corporation	700	32,732
Basic Energy Services, Inc. (a)	700	19,243
Cabot Oil & Gas Corporation	1,000	22,190
DHT Holdings, Inc.	10,000	42,200
Gener8 Maritime, Inc. (a)	7,000	37,100
SM Energy Company	1,500	25,455
		178,920
Health Care - 15.2%
Biotechnology - 15.2%
Amgen, Inc.	400	62,096
Biogen, Inc. (a)	100	24,777
BioMarin Pharmaceutical, Inc. (a)	300	26,292
Gilead Sciences, Inc. (c)	700	45,423
Incyte Corporation (a)	200	25,866
		184,454

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2%(Continued)	Shares	Value
Industrials - 6.6%
Aerospace & Defense - 1.4%
Raytheon Company	100	$16,401

Airlines - 3.3%
JetBlue Airways Corporation (a)	1,800	40,356

Building Products - 1.9%
USG Corporation (a)	800	22,752

Information Technology - 22.5%
Electronic Equipment, Instruments & Components - 3.6%
Corning, Inc. (b)	1,500	43,650

Semiconductors & Semiconductor Equipment - 7.4%
Cypress Semiconductor Corporation	3,000	41,970
Micron Technology, Inc. (a)(b)	1,000	30,770
QUALCOMM, Inc.	300	17,181
		89,921
Software - 2.9%
Microsoft Corporation	500	34,920

Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc. (c)	400	61,104
Seagate Technology plc	1,000	43,570
		104,674
Materials - 12.6%
Chemicals - 1.8%
Mosaic Company (The)	1,000	22,630

Construction Materials - 3.1%
Vulcan Materials Company	300	37,395

Metals & Mining - 7.7%
BHP Billiton Ltd. - ADR (c)	1,000	35,090
Pretium Resources, Inc. (a)	2,000	17,900

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2%(Continued)	Shares	Value
Materials - 12.6%(Continued)
Metals & Mining - 7.7%(Continued)
Rio Tinto plc - ADR (b)(c)	1,000	$40,310
		93,300
Telecommunication Services - 10.7%
Diversified Telecommunication Services - 8.5%
CenturyLink, Inc. (b)	2,000	49,900
Level 3 Communications, Inc. (a)(c)	900	53,568
		103,468
Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc. (a)	400	26,968

Total Common Stocks (Cost $1,113,119)		$1,191,869

PURCHASED FUTURE OPTION CONTRACTS - 0.6%	Expiration Date	Strike Price	Contracts	Value
10-Year U.S. Treasury Note Future(Cost $4,860)	06/23/17	$126.00	10	$7,031

PURCHASED EQUITY OPTIONCONTRACTS - 3.0%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.8%
Advanced Micro Devices, Inc.	06/16/17	$11 .00	25	$1,350
Alcoa Corporation	06/16/17	34 .00	10	560
Apple, Inc.	06/16/17	150 .00	10	3,860
Apple, Inc.	07/21/17	160 .00	5	740
Archer-Daniels-Midland Company	06/16/17	45 .00	50	175
Boeing Company (The)	06/16/17	185 .00	5	2,160
Celgene Corporation	06/16/17	125 .00	10	40
CenturyLink, Inc.	06/16/17	24 .00	20	1,800
CenturyLink, Inc.	07/21/17	25 .00	15	825
Marvell Technology Group Ltd.	08/18/17	16 .00	35	5,915
Micron Technology, Inc. (b)	07/21/17	29 .00	30	9,000
Mosaic Company (The)	09/15/17	28 .00	20	400

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 3.0%(Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.8%(Continued)
Raytheon Company	06/16/17	$165 .00	10	$1,600
Seagate Technology	06/16/17	47 .00	20	160
SM Energy Company	06/16/17	25 .00	25	63
SM Energy Company	07/21/17	20 .00	15	675
Textron, Inc.	06/16/17	48 .00	10	850
T-Mobile US, Inc.	06/16/17	67 .50	10	1,310
Tyson Foods, Inc.	07/21/17	62 .50	20	500
Urban Outfitters, Inc.	06/16/17	23 .00	20	50
USG Corporation	08/18/17	33 .00	10	225
Walt Disney Company (The)	07/21/17	110 .00	15	1,650
				33,908
Put Option Contracts - 0.2%
Consumer Discretionary Select Sector SPDR® Fund (The)	06/16/17	89 .00	10	205
Facebook, Inc.	06/16/17	140 .00	5	75
Ingersoll-Rand plc	06/16/17	85 .00	10	225
iShares Russell 2000 Index Fund	06/16/17	135 .00	20	2,100
				2,605

Total Purchased Option Contracts (Cost $38,509)				$36,513

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 10.3%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (c)(d) (Cost $124,577)	10/19/17	0.874%	$125,000	$124,519

Total Investments at Value - 112.1% (Cost $1,281,065)				$1,359,932

Liabilities in Excess of Other Assets (e) - (12.1%)				(146,667)

Net Assets - 100.0%				$1,213,265

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2017 (Unaudited)

COMMON STOCKS - 18.9%	Shares	Value
Consumer Discretionary - 8.7%
Hotels, Restaurants & Leisure - 3.5%
Domino's Pizza, Inc.	200	$42,344

Media - 1.4%
Comcast Corporation - Class A	400	16,676

Specialty Retail - 3.8%
CarMax, Inc.	400	25,132
Children's Place, Inc. (The)	200	21,640
		46,772
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	300	17,793

Industrials - 4.0%
Machinery - 4.0%
Caterpillar, Inc.	200	21,086
Ingersoll-Rand plc	300	26,880
		47,966
Real Estate - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
AvalonBay Communities, Inc.	300	57,372

Total Common Stocks (Proceeds $208,025)		$228,923

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
iShares Russell 2000 ETF (Proceeds $27,274)	200	$27,264

Total Securities Sold Short - 21.1% (Proceeds $235,299)		$256,187

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Beazer Homes USA, Inc.	06/16/17	$15 .00	15	$38	$751
CenturyLink, Inc.	06/16/17	25 .00	15	300	357
Corning, Inc.	06/16/17	29 .00	15	855	443
Micron Technology, Inc.	07/21/17	34 .00	40	3,800	2,567
Rio Tinto plc - ADR	07/21/17	45 .00	10	340	742
Total Written Option Contracts				$5,333	$4,860

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Consumer Discretionary - 12.3%
Household Durables - 9.1%
Beazer Homes USA, Inc. (a)(b)	2,500	$30,500
CalAtlantic Group, Inc.	1,000	36,040
Lennar Corporation - Class A	600	30,786
Sony Corporation - ADR	600	21,972
		119,298
Media - 1.7%
Walt Disney Company (The)	200	21,588

Specialty Retail - 1.5%
Carvana Company (a)	1,000	10,050
Urban Outfitters, Inc. (a)	500	9,435
		19,485
Consumer Staples - 3.3%
Food Products - 3.3%
Archer-Daniels-Midland Company	500	20,790
Hershey Company (The)	200	23,054
		43,844
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
BP plc - ADR	1,000	36,150
DHT Holdings, Inc.	8,500	35,870
Gener8 Maritime, Inc. (a)	4,000	21,200
SM Energy Company	1,000	16,970
		110,190
Health Care - 12.7%
Biotechnology - 10.9%
Amgen, Inc.	400	62,096
Biogen, Inc. (a)	100	24,777
Celgene Corporation (a)	200	22,882
Gilead Sciences, Inc. (c)	500	32,445
		142,200

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9%(Continued)	Shares	Value
Health Care - 12.7%(Continued)
Pharmaceuticals - 1.8%
Eli Lilly & Company	300	$23,871

Industrials - 13.8%
Aerospace & Defense - 9.5%
Boeing Company (The)	400	75,052
Raytheon Company	300	49,203
		124,255
Airlines - 3.4%
JetBlue Airways Corporation (a)	2,000	44,840

Building Products - 0.9%
USG Corporation (a)	400	11,376

Information Technology - 24.3%
Communications Equipment - 3.6%
Cisco Systems, Inc. (c)	1,500	47,295

Electronic Equipment, Instruments & Components - 4.4%
Corning, Inc. (b)	2,000	58,200

Semiconductors & Semiconductor Equipment - 6.9%
Cypress Semiconductor Corporation	3,000	41,970
Micron Technology, Inc. (a)(b)	1,000	30,770
QUALCOMM, Inc.	300	17,181
		89,921
Software - 2.7%
Microsoft Corporation	500	34,920

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	400	61,104
Seagate Technology plc	600	26,142
		87,246
Materials - 8.4%
Metals & Mining - 8.4%
BHP Billiton Ltd. - ADR (c)	1,000	35,090

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9%(Continued)	Shares	Value
Materials - 8.4%(Continued)
Metals & Mining - 8.4%(Continued)
Newmont Mining Corporation (c)	1,000	$34,150
Rio Tinto plc - ADR (b)(c)	1,000	40,310
		109,550
Telecommunication Services - 9.7%
Diversified Telecommunication Services - 9.7%
CenturyLink, Inc. (b)	3,000	74,850
Level 3 Communications, Inc. (a)	600	35,712
Telefonica S.A. - ADR	1,500	16,830
		127,392

Total Common Stocks (Cost $1,039,313)		$1,215,471

EXCHANGE-TRADED FUNDS - 2.7%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $33,938)	400	$35,460

PURCHASED FUTURE OPTION CONTRACTS - 0.6%	Expiration Date	Strike Price	Contracts	Value
10-Year U.S. Treasury Note Future(Cost $4,860)	06/23/17	$126.00	10	$7,031

PURCHASED EQUITY OPTIONCONTRACTS - 0.9%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.7%
Alcoa Corporation	06/16/17	$34 .00	10	$560
CenturyLink, Inc.	06/16/17	24 .00	25	2,250
Micron Technology, Inc. (b)	07/21/17	29 .00	20	6,000
Seagate Technology	06/16/17	47 .00	20	160
				8,970
Put Option Contracts - 0.2%
Consumer Discretionary Select Sector SPDR® Fund (The)	06/16/17	89 .00	15	307
Facebook, Inc.	06/16/17	140 .00	5	75

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.9%(Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.2%(Continued)
Ingersoll-Rand plc	06/16/17	$85 .00	10	$225
iShares Russell 2000 Index Fund	06/16/17	135 .00	20	2,100
				2,707

Total Purchased Option Contracts (Cost $12,530)				$11,677

U.S. TREASURY OBLIGATIONS - 11.4%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (c)(d) (Cost $149,493)	10/19/17	0.874%	$150,000	$149,423

Total Investments at Value - 108.5% (Cost $1,240,134)				$1,419,062

Liabilities in Excess of Other Assets (e) - (8.5%)				(110,757)

Net Assets - 100.0%				$1,308,305

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2017 (Unaudited)

COMMON STOCKS - 14.0%	Shares	Value
Consumer Discretionary - 6.5%
Hotels, Restaurants & Leisure - 1.6%
Domino's Pizza, Inc.	100	$21,172

Media - 1.3%
Comcast Corporation - Class A	400	16,676

Specialty Retail - 3.6%
CarMax, Inc.	400	25,132
Children's Place, Inc. (The)	200	21,640
		46,772
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	200	11,862

Industrials - 3.7%
Machinery - 3.7%
Caterpillar, Inc.	200	21,086
Ingersoll-Rand plc	300	26,880
		47,966
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
AvalonBay Communities, Inc.	200	38,248

Total Common Stocks (Proceeds $168,959)		$182,696

EXCHANGE-TRADED FUNDS - 6.4%	Shares	Value
iShares Russell 2000 ETF	500	$68,160
iShares U.S. Home Construction ETF	500	16,205
Total Exchange-Traded Funds (Proceeds $76,230)		$84,365

Total Securities Sold Short - 20.4% (Proceeds $245,189)		$267,061

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
May 31, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Beazer Homes USA, Inc.	06/16/17	$14 .00	20	$100	$984
CenturyLink, Inc.	06/16/17	25 .00	15	300	357
Corning, Inc.	06/16/17	28 .00	19	2,451	1,106
Micron Technology, Inc.	07/21/17	34 .00	20	1,900	1,470
Rio Tinto plc - ADR	07/21/17	42 .50	10	900	1,542
Total Written Option Contracts				$5,651	$5,459

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

OPEN-END FUNDS - 81.9%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a)	20,121	$211,065
Castlemaine Event Driven Fund (a)	20,615	226,554
Castlemaine Long/Short Fund (a)(b)	20,000	202,200
Castlemaine Market Neutral Fund (a)(b)	20,000	218,000
Total Open-End Funds (Cost $807,870)		$857,819

EXCHANGE-TRADED FUNDS - 12.3%	Shares	Value
Deutsche X-trackers MSCI Europe Hedged Equity ETF (c)	500	$14,155
iShares iBoxx $ High Yield Corporate Bond ETF (c)	900	79,785
iShares TIPS Bond ETF (c)	300	34,404
Total Exchange-Traded Funds (Cost $117,240)		$128,344

Total Investments at Value - 94.2% (Cost $925,110)		$986,163

Other Assets in Excess of Liabilities - 5.8%		60,807

Net Assets - 100.0%		$1,046,970

(a)	The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940 (Note 5).
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.

See accompanying notes to Schedules of Investments.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1. Securities Valuation

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE. Prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of May 31, 2017:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,122,004	$-	$-	$1,122,004
Exchange-Traded Funds	82,319	-	-	82,319
Rights	5,464	-	-	5,464
Purchased Future Option Contracts	7,031	-	-	7,031
Purchased Equity Option Contracts	12,527	-	-	12,527
U.S. Treasury Obligations	-	124,519	-	124,519
Total	$1,229,345	$124,519	$-	$1,353,864

Other Financial Instruments
Exchange-Traded Funds - Sold Short	$(190,955)	$-	$-	$(190,955)
Written Option Contracts	(1,350)	-	-	(1,350)
Total	$(192,305)	$-	$-	$(192,305)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3		Total
Investment in Securities
Common Stocks	$1,210,735	$-	$-		$1,210,735
Rights	4,371	-	0	*	4,371
Purchased Future Option Contracts	7,031	-	-		7,031
Purchased Equity Option Contracts	48,090	-	-		48,090
U.S. Treasury Obligations	-	99,615	-		99,615
Total	$1,270,227	$99,615	$0	*	$1,369,842

Other Financial Instruments
Common Stocks - Sold Short	$(28,848)	$-	$-		$(28,848)
Exchange-Traded Funds - Sold Short	(27,264)	-	-		(27,264)
Written Option Contracts	(4,100)	-	-		(4,100)
Total	$(60,212)	$-	$-		$(60,212)

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,191,869	$-	$-	$1,191,869
Purchased Future Option Contracts	7,031	-	-	7,031
Purchased Equity Option Contracts	36,513	-	-	36,513
U.S. Treasury Obligations	-	124,519	-	124,519
Total	$1,235,413	$124,519	$-	$1,359,932

Other Financial Instruments
Common Stocks - Sold Short	$(228,923)	$-	$-	$(228,923)
Exchange-Traded Funds - Sold Short	(27,264)	-	-	(27,264)
Written Option Contracts	(5,333)	-	-	(5,333)
Total	$(261,520)	$-	$-	$(261,520)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,215,471	$-	$-	$1,215,471
Exchange-Traded Funds	35,460	-	-	35,460
Purchased Future Option Contracts	7,031	-	-	7,031
Purchased Equity Option Contracts	11,677	-	-	11,677
U.S. Treasury Obligations	-	149,423	-	149,423
Total	$1,269,639	$149,423	$-	$1,419,062

Other Financial Instruments
Common Stocks - Sold Short	$(182,696)	$-	$-	$(182,696)
Exchange-Traded Funds - Sold Short	(84,365)	-	-	(84,365)
Written Option Contracts	(5,651)	-	-	(5,651)
Total	$(272,712)	$-	$-	$(272,712)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Open-End Funds	$857,819	$-	$-	$857,819
Exchange-Traded Funds	128,344	-	-	128,344
Total	$986,163	$-	$-	$986,163

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by industry type. As of May 31, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Castlemaine Emerging Markets Opportunities Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of May 31, 2017.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a reconciliation of Level 3 securities of Castlemaine Event Driven Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and May 31, 2017:

	Castlemaine
	Event Driven Fund
Balance as of August 31, 2016	$-
Receipt of rights from corporate actions	0	*
Balance as of May 31, 2017	$0	*

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for Castlemaine Event Driven Fund as of May 31, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Castlemaine Event Driven Fund
	Fair Value at 05/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Increase

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases to these inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2017:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$1,269,065	$1,362,227	$1,283,531	$1,243,212	$925,110

Gross unrealized appreciation	$160,406	$110,455	$160,097	$217,161	$61,053
Gross unrealized depreciation	(75,607)	(102,840)	(83,696)	(41,311)	-

Net unrealized appreciation on
investments	$84,799	$7,615	$76,401	$175,850	$61,053

Net unrealized depreciation on
securities sold short	$(22,095)	$(6,409)	$(20,888)	$(21,872)	$-

Net unrealized depreciation
on written option contracts	$(250)	$(942)	$(473)	$(192)	$-

As of May 31, 2017, the tax proceeds of securities sold short on a tax basis for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund were $168,860, $49,703, $235,299 and $245,189, respectively.

As of May 31, 2017, the tax proceeds of written options for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund were $1,100, $3,158, $4,860 and $5,459, respectively.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for Castlemaine Multi-Strategy Fund is equal to the Schedule of Investments cost.

4. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including exchange-traded funds and open-end funds. The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. As of May 31, 2017, Castlemaine Multi-Strategy Fund had 94.2% of the value of its net assets invested in shares of other investment companies, including 81.9% of the value of its net assets invested in affiliated open-end funds.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Affiliated Investments

The open-end funds held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the Investment Company Act of 1940.

As of May 31, 2017, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended May 31, 2017 is as follows:

	August 31, 2016 Value	Purchases	Change in Unrealized Appreciation (Depreciation)	May 31, 2017 Value	Income Distributions
Castlemaine Emerging Markets Opportunities Fund	$218,200	$1,196	$(8,331)	$211,065	$1,196
Castlemaine Event Driven Fund	218,800	6,674	1,080	226,554	6,674
Castlemaine Long/Short Fund	203,000	-	(800)	202,200	-
Castlemaine Market Neutral Fund	204,800	-	13,200	218,000	-
Total	$844,800	$7,870	$5,149	$857,819	$7,870

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 12.4%
Hotels, Restaurants & Leisure - 3.8%
Royal Caribbean Cruises Ltd.	2,335	$257,270
Starbucks Corporation	3,000	190,830
		448,100
Household Durables - 1.9%
Lennar Corporation - Class A	4,400	225,764

Media - 1.3%
Walt Disney Company (The)	1,400	151,116

Multi-line Retail - 0.6%
Dollar General Corporation	1,025	75,225

Specialty Retail - 3.8%
AutoZone, Inc. (a)	195	118,154
CarMax, Inc. (a)	3,175	199,485
Home Depot, Inc. (The)	850	130,484
		448,123
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	2,100	111,279

Consumer Staples - 7.1%
Beverages - 3.2%
Molson Coors Brewing Company - Class B	1,950	184,841
PepsiCo, Inc.	1,650	192,835
		377,676
Food Products - 2.8%
J.M. Smucker Company (The)	1,000	127,850
Kraft Heinz Company (The)	2,200	202,840
		330,690
Personal Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	122,382

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
ConocoPhillips	3,700	165,353
Enbridge, Inc.	4,206	161,973
Exxon Mobil Corporation	2,300	185,150
Williams Companies, Inc. (The)	6,300	180,180
		692,656

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 16.2%
Banks - 8.2%
Bank of America Corporation	13,400	$300,294
JPMorgan Chase & Company	3,800	312,170
SunTrust Banks, Inc.	3,850	205,474
Wells Fargo & Company	2,750	140,635
		958,573
Capital Markets - 5.6%
Bank of New York Mellon Corporation (The)	4,000	188,480
Goldman Sachs Group, Inc. (The)	1,000	211,260
Morgan Stanley	6,200	258,788
		658,528
Insurance - 2.4%
Marsh & McLennan Companies, Inc.	3,600	279,216

Health Care - 14.5%
Biotechnology - 2.5%
Celgene Corporation (a)	2,550	291,746

Health Care Equipment & Supplies - 3.5%
Danaher Corporation	3,000	254,820
Medtronic plc	1,800	151,704
		406,524
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	1,350	236,493

Life Sciences Tools & Services - 3.6%
PerkinElmer, Inc.	3,350	211,251
Thermo Fisher Scientific, Inc.	1,200	207,348
		418,599
Pharmaceuticals - 2.9%
Eli Lilly & Company	2,300	183,011
Pfizer, Inc.	5,000	163,250
		346,261
Industrials - 10.4%
Air Freight & Logistics - 2.3%
FedEx Corporation	1,400	271,376

Building Products - 1.1%
Masco Corporation	3,450	128,513

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Machinery - 3.4%
Lincoln Electric Holdings, Inc.	2,500	$223,450
Oshkosh Corporation	2,750	173,580
		397,030
Road & Rail - 3.6%
CSX Corporation	7,750	419,817

Information Technology - 22.2%
Communications Equipment - 2.0%
Harris Corporation	2,025	227,124

Internet Software & Services - 7.0%
Alphabet, Inc. - Class C (a)	335	323,228
eBay, Inc. (a)	4,750	162,925
Facebook, Inc. - Class A (a)	2,200	333,212
		819,365
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Ltd.	1,520	364,009

Software - 7.2%
Adobe Systems, Inc. (a)	2,600	368,836
Microsoft Corporation	3,050	213,012
Red Hat, Inc. (a)	2,975	266,471
		848,319
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	2,250	343,710

Materials - 4.3%
Chemicals - 4.3%
Dow Chemical Company (The)	2,850	176,586
LyondellBasell Industries N.V. - Class A	1,875	150,975
Sherwin-Williams Company (The)	545	180,815
		508,376
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,200	149,248

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Utilities - 1.3%
Electric Utilities - 0.9%
Duke Energy Corporation	1,200	$102,816

Independent Power and Renewable Electricity Producers - 0.4%
AES Corporation	4,000	46,720

Total Investments at Value - 95.6% (Cost $9,702,934)		$11,205,374

Other Assets in Excess of Liabilities - 4.4%		517,334

Net Assets - 100.0%		$11,722,708

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,205,374	-	-	$11,205,374

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of May 31, 2017, the Fund did not have any transfers between Levels.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$9,702,934

Gross unrealized appreciation	$1,662,572
Gross unrealized depreciation	(160,132)

Net unrealized appreciation	$1,502,440

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES - 99.0%	Coupon		Maturity	Par Value	Value
Commercial - 99.0%
BLCP Hotel Trust,
Series 2014-CLRN, Class C, 144A	2.9390	% (a)	05/15/2029	$500,000	$501,415
BLCP Hotel Trust,
Series 2014-CLRN, Class B, 144A	2.3390	% (a)	08/15/2029	100,000	100,157
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class B, 144A	2.8391	% (a)	12/15/2027	175,000	175,656
Citigroup Commercial Mortgage Trust,
Series 2016-SMPL, Class A, 144A	2.2280%		09/10/2013	51,000	50,649
Commercial Mortgage Trust,
Series 2014-BBG, Class A, 144A	1.7900	% (a)	03/15/2029	600,000	601,374
Commercial Mortgage Trust,
Series 2013-THL, Class D, 144A	3.6430	% (a)	06/08/2030	1,465,000	1,471,452
Commercial Mortgage Trust,
Series 2013-WWP, Class A2, 144A	3.4244%		03/10/2031	62,500	65,132
Commercial Mortgage Trust,
Series 2013-WWP, Class B, 144A	3.7255%		03/10/2031	514,000	534,716
Commercial Mortgage Trust,
Series 2013-WWP, Class C, 144A	3.5442%		03/10/2031	565,000	576,972
Commercial Mortgage Trust,
Series 2014-TWC, Class B, 144A	2.5891	% (a)	02/13/2032	1,030,000	1,033,554
Commercial Mortgage Trust,
Series 2012-LC4, Class AM	4.0630%		12/10/2044	550,000	582,929
Commercial Mortgage Trust,
Series 2013-LC6, Class AM	3.2820%		01/10/2046	107,000	109,048
Commercial Mortgage Trust,
Series 2013-LC13, Class AM, 144A	4.5570%		08/10/2046	206,000	224,294
Goldman Sachs Mortgage Securities Trust, IO,
Series 2005-ROCK, Class X1, 144A	0.3947	% (a)	05/03/2032	14,016,000	265,268
Hilton USA Trust,
Series 2016-SFP, Class A, 144A	2.8284%		11/05/2035	600,000	599,556
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-CBM, Class C, 144A	2.9390	% (a)	10/15/2029	500,000	501,253
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-FL4, Class B, 144A	2.7390	% (a)	12/15/2030	157,139	157,185
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2016-WPT, Class D, 144A	4.7391	% (a)	10/15/2033	1,750,000	1,763,143
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A	4.2050%		01/20/2041	150,000	150,463
Morgan Stanley Capital Group Trust,
Series 2016-SNR, Class A, 144A	3.3480%		11/15/2034	375,000	377,736
Morgan Stanley Capital I Trust,
Series 2017-PRME, Class B, 144A	2.3391	%(a)	02/15/2034	500,000	501,319

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 99.0% (Continued)	Coupon		Maturity	Par Value	Value
Commercial - 99.0% (Continued)
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A	3.2983%		02/05/2030	$500,000	$501,828
Progressive Residential Trust,
Series 2016-SFR1, Class A, 144A	2.4900	% (a)	09/17/2033	533,777	540,342
Resource Capital Corporation Ltd.,
Series 2015-CRE4, Class A, 144A (b)	2.4008	% (a)	08/17/2032	93,603	93,343
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class D, 144A	2.7999	% (a)	03/18/2028	39,000	38,463
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class B	4.1420%		10/15/2045	506,000	530,870
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class A, 144A	4.0824%		03/13/2031	39,651	40,061
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class B, 144A	5.9649%		03/13/2031	315,000	327,530
Total Mortgage-Backed Securities (Cost $12,375,301)					$12,415,708

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.64% (c) (Cost $71,029)	71,029	$71,029

Total Investments at Value - 99.6% (Cost $12,446,330)		$12,486,737

Other Assets in Excess of Liabilities - 0.4%		55,462

Net Assets - 100.0%		$12,542,199

144A -
Security was purchased in a transaction exempt under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $11,192,861 as of May 31, 2017, representing 89.2% of net assets (Note 5).

IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2017.
(b)	Security has been determined to be illiquid by the investment adviser. Total value of illiquid securities held as of May 31, 2017, was $93,343, representing 0.7% of net assets.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
May 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation
Swap Futures
Primary Fixed Rate 5-Year USD Deliverable
Interest Rate Swap Future	6/19/2017	18	$1,747,969	$(28,695)

Treasury Futures
2-Year U.S. Treasury Note Future	9/29/2017	1	216,453	(3)

Total Futures Contracts Sold Short			$1,964,422	$(28,698)

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) fixed income securities, including mortgage-backed securities and interest-only strips (“IOs”), are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations established are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the New York Stock Exchange. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and IOs, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$12,415,708	$-	$12,415,708
Money Market Funds	71,029	-	-	71,029
Total	$71,029	$12,415,708	$-	$12,486,737

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$(28,698)	$-	$-	$(28,698)

As of May 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$12,446,330
Gross unrealized appreciation	$46,111
Gross unrealized depreciation	(5,704)
Net unrealized appreciation on investments	$40,407

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s net asset value may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of May 31, 2017, the Fund had 99.0% of the value of its net assets invested in CMBS.

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2017, the Fund had 89.2% of the value of its net assets invested in Rule 144A securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 85.9%	Shares	Value

Consumer Discretionary - 23.7%
Diversified Consumer Services - 3.5%
Capella Education Company	424	$36,697
Strayer Education, Inc.	3,442	304,445
		341,142
Hotels, Restaurants & Leisure - 7.6%
Chipotle Mexican Grill, Inc. *	697	332,713
YUM! Brands, Inc.	5,799	421,239
		753,952
Household Durables - 6.6%
NVR, Inc. *	288	657,325

Specialty Retail - 6.0%
AutoZone, Inc. *	473	286,600
Ross Stores, Inc.	4,848	309,884
		596,484
Financials - 29.2%
Banks - 3.8%
U.S. Bancorp	7,499	381,624

Capital Markets - 15.4%
Goldman Sachs Group, Inc. (The)	2,940	621,104
Moody's Corporation	7,643	905,313
		1,526,417
Insurance - 10.0%
Arch Capital Group Ltd. *	10,195	991,464

Health Care - 1.1%
Life Sciences Tools & Services - 1.1%
Waters Corporation *	633	113,699

Industrials - 24.2%
Air Freight & Logistics - 4.1%
Expeditors International of Washington, Inc.	7,657	408,731

Machinery - 11.7%
Cummins, Inc.	3,703	583,963
Deere & Company	4,730	579,236
		1,163,199
Road & Rail - 4.0%
Union Pacific Corporation	3,539	390,352

Trading Companies & Distributors - 4.4%
Fastenal Company	10,068	434,636

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 85.9% (Continued)	Shares	Value

Information Technology - 7.7%
IT Services - 7.7%
MasterCard, Inc. - Class A	3,018	$370,852
Visa, Inc. - Class A	4,107	391,110
		761,962

Total Common Stocks (Cost $6,798,706)		$8,520,987

U.S. TREASURY OBLIGATIONS - 10.5%	Par Value	Value

U.S. Treasury Bills (a) - 10.5%
0.727%, due 06/22/17	$270,000	$269,886
0.929%, due 10/12/17	250,000	249,097
0.788%, due 07/13/17	250,000	249,759
0.835%, due 08/24/17	270,000	269,419
Total U.S. Treasury Obligations (Cost $1,038,301)		$1,038,161

Total Investments at Value — 96.4% (Cost $7,837,007)		$9,559,148

Other Assets in Excess of Liabilities — 3.6%		357,694

Net Assets — 100.0%		$9,916,842

*	Non-income producing security.
(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

1.	Securities Valuation
Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.  The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,520,987	$-	$-	$8,520,987
U.S. Treasury Obligations	-	1,038,161	-	1,038,161

Total	$8,520,987	$1,038,161	$-	$9,559,148

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of May 31, 2017, the Fund did not have any transfers between Levels.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$7,839,703

Gross unrealized appreciation	$1,766,382
Gross unrealized depreciation	(46,937)

Net unrealized appreciation	$1,719,445

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk
If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As May 31, 2017, the Fund had 29.2% of the value of its net assets invested in stocks within the Financials sector.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Consumer Discretionary - 18.3%
Hotels, Restaurants & Leisure - 2.6%
Norwegian Cruise Line Holdings Ltd. (a)	7,642	$381,871

Household Durables - 6.5%
Newell Brands, Inc.	9,190	486,611
Whirlpool Corporation	2,484	460,881
		947,492
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)(b)	564	560,966

Media - 3.0%
Walt Disney Company (The) (b)	3,981	429,709

Specialty Retail - 2.4%
Home Depot, Inc. (The)	2,260	346,932

Consumer Staples - 2.5%
Food & Staples Retailing - 2.5%
Kroger Company (The)	12,385	368,825

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Hess Corporation	8,250	378,593

Financials - 13.3%
Banks - 10.1%
Bank of America Corporation (b)	23,320	522,601
Citigroup, Inc.	7,160	433,467
KeyCorp	30,300	529,341
		1,485,409
Capital Markets - 3.2%
Goldman Sachs Group, Inc. (The)	2,190	462,659

Health Care - 9.7%
Biotechnology - 2.7%
Celgene Corporation (a)(b)	3,520	402,723

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 9.7% (Continued)
Health Care Equipment & Supplies - 3.4%
Edwards Lifesciences Corporation (a)	4,310	$495,952

Health Care Providers & Services - 3.6%
Aetna, Inc. (b)	3,601	521,641

Industrials - 10.1%
Air Freight & Logistics - 5.4%
FedEx Corporation	1,690	327,589
United Parcel Service, Inc. - Class B	4,400	466,268
		793,857
Airlines - 3.6%
Delta Air Lines, Inc. (b)	10,660	523,726

Road & Rail - 1.1%
Hertz Global Holdings, Inc. (a)	14,910	152,231

Information Technology - 31.7%
Internet Software & Services - 8.0%
Alphabet, Inc. - Class A (a)(b)	630	621,867
Facebook, Inc. - Class A (a)(b)	3,620	548,285
		1,170,152
IT Services - 9.9%
MasterCard, Inc. - Class A (b)	4,437	545,218
PayPal Holdings, Inc. (a)	9,119	476,103
Visa, Inc. - Class A	4,500	428,535
		1,449,856
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc. (b)	7,020	602,035
Versum Materials, Inc.	13,200	409,728
		1,011,763
Software - 3.4%
Microsoft Corporation	7,140	498,658

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	3,310	505,636

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Materials - 6.0%
Chemicals - 6.0%
Air Products & Chemicals, Inc.	2,850	$410,571
BASF SE - ADR	4,990	471,305
		881,876

Total Common Stocks (Cost $12,871,703)		$13,770,527

MONEY MARKET FUNDS - 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.64% (c) (Cost $753,084)	753,084	$753,084

Total Investments at Value - 99.4% (Cost $13,624,787)		$14,523,611

Other Assets in Excess of Liabilities - 0.6% (d)		88,771

Net Assets - 100.0%		$14,612,382

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of May 31, 2017.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2017 (Unaudited)

COMMON STOCKS - 42.4%	Shares	Value
Consumer Discretionary - 6.3%
Hotels, Restaurants & Leisure - 3.7%
Jack in the Box, Inc.	2,170	$231,279
Starbucks Corporation	4,890	311,053
		542,332
Specialty Retail - 1.2%
O'Reilly Automotive, Inc.	740	179,139

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	3,790	200,832

Consumer Staples - 5.2%
Beverages - 2.2%
Coca-Cola Company (The)	6,970	316,926

Food Products - 1.8%
Mondelēz International, Inc. - Class A	5,560	259,040

Household Products - 1.2%
Procter & Gamble Company (The)	2,050	180,584

Energy - 2.6%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	2,150	149,619

Oil, Gas & Consumable Fuels - 1.6%
Chevron Corporation	2,280	235,934

Financials - 4.8%
Banks - 3.6%
JPMorgan Chase & Company	2,130	174,979
Regions Financial Corporation	12,880	178,259
Wells Fargo & Company	3,340	170,808
		524,046
Insurance - 1.2%
MetLife, Inc.	3,630	183,642

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 42.4% (Continued)	Shares	Value
Health Care - 6.2%
Biotechnology - 1.7%
Amgen, Inc.	1,610	$249,936

Health Care Equipment & Supplies - 2.5%
Becton, Dickinson and Company	1,170	221,399
Stryker Corporation	960	137,242
		358,641
Pharmaceuticals - 2.0%
Eli Lilly & Company	1,840	146,409
Johnson & Johnson	1,140	146,205
		292,614
Industrials - 6.0%
Aerospace & Defense - 2.1%
Boeing Company (The)	1,590	298,332

Industrial Conglomerates - 1.8%
3M Company	1,310	267,856

Machinery - 1.4%
Caterpillar, Inc.	1,880	198,208

Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	1,250	106,725

Information Technology - 11.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	7,630	240,574

IT Services - 3.2%
Accenture plc - Class A	2,090	260,142
International Business Machines Corporation	1,370	209,103
		469,245
Semiconductors & Semiconductor Equipment - 3.6%
Intel Corporation	6,080	219,549
Texas Instruments, Inc.	3,750	309,337
		528,886

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 42.4% (Continued)	Shares	Value
Information Technology - 11.3% (Continued)
Software - 1.4%
Check Point Software Technologies Ltd.	1,810	$202,811

Technology Hardware, Storage & Peripherals - 1.5%
HP, Inc.	11,530	216,303

Total Securities Sold Short - 42.4% (Proceeds $5,991,080)		$6,202,225

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1.	Securities Valuation
Navian Waycross Long/Short Equity Fund (the “Fund”), values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$13,770,527	$-	$-	$13,770,527
Money Market Funds	753,084	-	-	753,084
Total	$14,523,611	$-	$-	$14,523,611

Other Financial Instruments:
Common Stocks – Sold Short	$(6,202,225)	$-	$-	$(6,202,225)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of May 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions
Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$13,629,337

Gross unrealized appreciation	$1,408,202
Gross unrealized depreciation	(513,928)
Net unrealized appreciation on investments	$894,274

Net unrealized depreciation on securities sold short	$(278,126)

As of May 31, 2017, the proceeds from securities sold short on a tax basis is $5,924,099.

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk
If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2017, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	31.7%	(11.3%)	20.4%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

Topturn OneEighty Fund
Schedule of Investments
May 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 95.2%	Shares	Value
Commodities & Currencies — 7.4%
CurrencyShares British Pound Sterling Trust (a)	2,400	$301,272
CurrencyShares Euro Trust (a)	2,800	304,556
CurrencyShares Japanese Yen Trust (a)	1,800	156,420
iShares® Gold Trust (a)	25,100	306,220
PowerShares DB Agriculture Fund (a)	7,700	153,846
PowerShares DB Base Metals Fund (a)	19,200	303,744
PowerShares DB US Dollar Index Bullish (a)	6,000	150,480
		1,676,538
International Equities — 14.9%
iShares® MSCI EAFE ETF	10,000	660,600
Schwab Fundamental Emerging Markets Large Company Index ETF	23,200	618,976
Schwab Fundamental International Large Company Index ETF	25,000	698,500
Vanguard FTSE Emerging Markets ETF	19,400	790,356
WisdomTree Europe Hedged Equity Fund	9,800	639,940
		3,408,372
International Fixed Income — 6.3%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	6,200	716,906
Vanguard Total International Bond ETF	13,200	722,040
		1,438,946
REITs — 2.0%
Vanguard Global ex-U.S. Real Estate ETF	8,100	457,123

U.S. Fixed Income — 24.4%
iShares® 7-10 Year Treasury Bond ETF	10,800	1,159,056
iShares® 20+ Year Treasury Bond ETF	3,500	435,400
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,800	577,200
iShares® TIPS Bond ETF	13,600	1,559,648
Schwab U.S. TIPs ETF	9,100	506,506
SPDR® Bloomberg Barclays High Yield Bond ETF	11,500	429,985
Vanguard Intermediate-Term Government Bond ETF	14,000	910,560
		5,578,355

Topturn OneEighty Fund
Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS — 95.2% (Continued)	Shares	Value
U.S. Large Cap Equities — 40.2%
Energy Select Sector SPDR® (The)	3,100	$202,864
Guggenheim S&P 500® Equal Weight Financial ETF	7,300	273,166
Industrial Select Sector SPDR® Fund (The)	2,900	195,808
iShares® Core S&P 500 ETF	3,000	728,700
iShares® Edge MSCI USA Momentum Factor ETF	18,900	1,678,698
PowerShares QQQ TrustSM, Series 1	18,600	2,627,994
SPDR® S&P 500® ETF Trust	12,000	2,897,280
SPDR® S&P® Dividend ETF	4,900	434,826
Vanguard Dividend Appreciation ETF	1,400	130,102
		9,169,438

Total Exchange-Traded Funds (Cost $20,522,762)		$21,728,772

EXCHANGE-TRADED NOTES — 0.7%	Shares	Value
Energy — 0.7%
JPMorgan Alerian MLP Index ETN (Cost $158,264)	5,000	$149,550

MONEY MARKET FUNDS — 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.64% (b) (Cost $1,121,339)	1,121,339	$1,121,339

Total Investments at Value — 100.8% (Cost $21,802,365)		$22,999,661

Liabilities in Excess of Other Assets — (0.8%)		(173,764)

Net Assets — 100.0%		$22,825,897

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedule of Investments.

Topturn OneEighty Fund
Notes to Schedule of Investments
May 31, 2017 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) and exchange-traded notes are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs

•   Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$21,728,772	$-	$-	$21,728,772
Exchange-Traded Notes	149,550	-	-	149,550
Money Market Funds	1,121,339	-	-	1,121,339
Total	$22,999,661	$-	$-	$22,999,661

As of May 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$21,846,596

Gross unrealized appreciation	$1,229,750
Gross unrealized depreciation	(76,685)

Net unrealized appreciation	$1,153,065

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2017, the Fund had 95.2% of the value of its net assets invested in ETFs.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson

David R. Carson, Principal Executive Officer of Blue Current Global Dividend Fund, Navian Waycross Long/Short Equity Fund, Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund, Topturn OneEighty Fund, Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund, Marshfield Concentrated Opportunity Fund, HVIA Equity Fund, and Ladder Select Bond Fund

Date	July 28, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer
Date	June 28, 2017

*	Print the name and title of each signing officer under his or her signature.